Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 25.51%
Communications - 1.69%

Altice France Holding S.A., 6.875%, 07/15/2032(b)	$1,007,623	$979,682
CSC Holdings LLC, 3.375%, 02/15/2031(b)	559,000	314,219
Level 3 Financing Inc., 3.875%, 10/15/2030(b)	3,706,600	3,550,958
Level 3 Financing Inc., 8.500%, 01/15/2036(b)	1,358,000	1,414,032
		6,258,891
Consumer Discretionary - 9.83%

1261229 B.C. Ltd., 10.000%, 04/15/2032(b)	3,045,000	3,114,140
Bath and Body Works Inc., 7.600%, 07/15/2037(b)	2,684,000	2,658,359
Community Health Systems, Inc., 9.750%, 01/15/2034(b)	3,308,000	3,354,308
Lowe's Companies Inc., 4.250%, 03/15/2031(m)	12,500,000	12,125,745
Lowe's Companies Inc., 3.750%, 04/01/2032(f)(m)	10,000,000	9,336,200
RR Donnelley & Sons Co., 10.870%, 08/01/2029(b)	2,596,000	2,649,632
RR Donnelley & Sons Co., 11.000%, 06/01/2031(b)	242,000	231,106
RRD Parent Inc., 13.000%, Perpetual(b)	312,000	338,673
Selina Hospitality, 6.000%, 11/01/2029(f)	4,981,328	58,061
Staples Inc., 10.750%, 09/01/2029(b)	2,705,000	2,591,445
		36,457,669
Consumer Staples - 3.26%

Altria Group, Inc., 3.400%, 02/04/2041(m)	10,985,000	8,143,844
Altria Group, Inc., 4.250%, 08/09/2042(m)	5,000,000	3,965,306
		12,109,150
Financials - 5.08%

American Express, 4.804%, 10/24/2036(m)	10,000,000	9,455,979
Compass Group Diversified Holdings LLC, 5.250%, 04/15/2029(b)	889,017	848,416
Morgan Stanley, 2.334% (Variable Rate), 04/30/2030(i)	25,000	22,588
Morgan Stanley, 3.112% (Variable Rate), 07/31/2030(i)	80,000	69,750
Morgan Stanley, 2.723% (Variable Rate), 10/30/2030(i)	80,000	68,932
Morgan Stanley, 1.488% (Variable Rate), 09/26/2033(i)	428,000	282,964
Morgan Stanley, 1.556% (Variable Rate), 10/31/2033(i)	266,000	179,689
Morgan Stanley, 1.556% (Variable Rate), 02/28/2034(i)	478,000	312,408
Morgan Stanley, 1.556% (Variable Rate), 03/31/2034(i)	302,000	206,218
Morgan Stanley, 1.556% (Variable Rate), 04/30/2034(i)	66,000	42,974
Morgan Stanley, 1.556% (Variable Rate), 05/30/2034(i)	89,000	57,987
Morgan Stanley, 1.945% (Variable Rate), 06/30/2034(i)	460,000	303,131
Morgan Stanley, 1.556% (Variable Rate), 07/31/2034(i)	25,000	16,218
Morgan Stanley, 1.960% (Variable Rate), 08/29/2034(i)	171,000	111,639
Morgan Stanley, 1.945% (Variable Rate), 09/30/2034(i)	88,000	58,558
Morgan Stanley, 2.723% (Variable Rate), 09/30/2034(i)	231,000	161,666
Morgan Stanley, 1.731% (Variable Rate), 10/08/2034(i)	32,000	21,417
Morgan Stanley, 2.723% (Variable Rate), 10/31/2034(i)	357,000	240,437
Morgan Stanley, 1.945% (Variable Rate), 10/31/2034(i)	284,000	188,912
Morgan Stanley, 2.660% (Variable Rate), 11/28/2034(i)	231,000	156,857
Morgan Stanley, 1.900% (Variable Rate), 11/28/2034(i)	25,000	16,632
Morgan Stanley, 3.112% (Variable Rate), 01/30/2035(i)	69,000	43,524
Morgan Stanley, 1.945% (Variable Rate), 01/30/2035(i)	175,000	115,539
Morgan Stanley, 1.859% (Variable Rate), 02/27/2035(i)	36,000	23,757
Morgan Stanley, 2.334% (Variable Rate), 03/31/2035(i)	527,000	349,643
Morgan Stanley, 2.549% (Variable Rate), 03/31/2035(i)	114,000	74,851

Quarterly Report | July 31, 2026	1

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Morgan Stanley, 3.920% (Variable Rate), 02/29/2036(i)	$61,000	$43,716
Morgan Stanley, 3.800% (Variable Rate), 04/28/2036(i)	10,000	7,816
Morgan Stanley, 3.890% (Variable Rate), 06/30/2036(i)	40,000	29,117
Morgan Stanley, 7.780% (Variable Rate), 08/31/2036(i)	2,289,000	1,819,076
Morgan Stanley, 7.780% (Variable Rate), 09/30/2036(i)	40,000	31,507
Morgan Stanley, 7.839% (Variable Rate), 11/29/2036(i)	103,000	82,775
Morgan Stanley, 7.780% (Variable Rate), 01/31/2037(i)	224,000	171,535
Morgan Stanley, 5.835% (Variable Rate), 03/31/2037(i)	747,000	571,533
Morgan Stanley, 7.599% (Variable Rate), 04/28/2037(i)	40,000	30,918
Morgan Stanley, 7.780% (Variable Rate), 05/31/2037(i)	25,000	19,906
Morgan Stanley, 5.835% (Variable Rate), 08/31/2037(i)	58,000	43,650
Procap Financial Inc., 0.000%, 12/05/2028(b)(f)	2,200,000	2,071,765
UBS AG London, 3.890%, 09/30/2030	69,000	58,406
UBS Group AG, 3.112% (Variable Rate), 07/31/2030(i)	10,000	8,310
UBS Group AG, 3.112% (Variable Rate), 10/30/2030(i)	420,000	327,323
UBS Group AG, 3.920% (Variable Rate), 01/29/2031(i)	67,000	53,538
UBS Group AG, 4.703% (Variable Rate), 04/29/2031(i)	58,000	46,265
		18,847,842
Health Care - 4.54%

Thermo Fisher Scientific Inc., 4.215%, 02/12/2031(m)	10,283,000	10,009,257
WYETH PFE, 5.950%, 04/01/2037(m)	6,570,000	6,828,809
		16,838,066
Real Estate - 1.11%

China Evergrande Group, 8.250%, 03/23/2022(a)(e)(f)	7,985,000	158,360
China Evergrande Group, 9.500%, 04/11/2022(a)(e)(f)	3,205,000	63,541
China Evergrande Group, 11.500%, 01/22/2023(a)(e)(f)	6,500,000	128,093
China Evergrande Group, 10.000%, 04/11/2023(a)(e)(f)	11,180,000	219,895
China Evergrande Group, 7.500%, 06/28/2023(a)(e)(f)	16,029,000	314,336
China Evergrande Group, 12.000%, 01/22/2024(a)(e)(f)	8,094,000	159,036
China Evergrande Group, 9.500%, 03/29/2024(a)(e)(f)	13,321,000	261,739
China Evergrande Group, 10.500%, 04/11/2024(a)(e)(f)	17,000,000	335,669
China Evergrande Group, 8.750%, 06/28/2025(a)(e)(f)	127,632,999	2,456,617
		4,097,286

TOTAL CORPORATE BONDS		94,608,904
(Cost $112,919,592)

	Principal Amount	Fair Value
SENIOR LOANS - 8.91%
Communications - 0.57%

Gogo Intermediate Holdings LLC, Initial Term Loan, TSFR6M + 3.750%, 04/30/2028	2,328,254	2,118,350
		2,118,350
Consumer Discretionary - 3.34%

AMC Entertainment, Term Loan, TSFR1M + 9.000%, 01/04/2029	2,502,090	2,518,379
Dave & Buster's Entertainment Inc., Term Loan B, TSFR3M + 3.2500%, 10/31/2031	1,639,966	1,330,086
J Crew Group LLC, Initial Term Loan, TSFR3M + 6.000%, 09/26/2031	10,262,223	8,528,626
		12,377,091
Consumer Staples - 0.08%

Moran Foods LLC, First Lien FLFO Term Loan, TSFR3M + 7.350%, 12/29/2028	1,934,693	290,204
Moran Foods LLC, First Lien FLSO Term Loan, TSFR3M + 7.350%, 12/29/2028(j)	836,721	-
		290,204

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Health Care - 4.02%

1261229 B.C. Ltd., Term Loan, SOFR1M + 6.250%, 10/08/2030	$2,342,253	$2,278,368
Canopy Growth Corporation, Term Loan, SOFR1M + 6.250%, 01/31/2031(c)	13,213,166	12,220,857
ModivCare Inc., Term Loan, TSFR3M + 4.750%, 07/01/2031	486,861	415,453
		14,914,678
Industrials - 0.90%

LABL Inc., Term Loan, TSFR3M + 2.735%, 05/11/2033	3,993,720	3,353,307
		3,353,307
Materials - 0.00%(d)

CPC Acquisition Corp., Second Lien Term Loan, TSFR3M + 7.750%, 12/29/2028	175,000	3,119
		3,119

TOTAL SENIOR LOANS		33,056,749
(Cost $35,717,917)

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BONDS - 0.30%
Communications - 0.30%

Trump Media & Technology Group Corp., 0.000%, 05/29/2028(b)(f)	1,170,000	1,123,055
		1,123,055

TOTAL CONVERTIBLE CORPORATE BONDS		1,123,055
(Cost $1,123,200)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - 3.32%
Sovereign - 3.32%

United States Treasury, 4.125%, 06/30/2031	1,782,000	1,758,819
United States Treasury, 4.375%, 05/15/2036(m)	10,824,000	10,542,407
		12,301,226

TOTAL SOVEREIGN DEBT OBLIGATIONS		12,301,226
(Cost $12,374,838)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 1.70%
Federal National Mortgage Association (FNMA) - 1.70%

FNMA, Series 427, Class C20, 2.000%, 02/25/2051	6,079,381	789,220
FNMA, Series 437, Class C8, 2.500%, 06/25/2052	5,020,999	783,819
FNMA, Series 428, Class C15, 3.000%, 07/25/2052	1,942,792	346,937
FNMA, Series 429, Class C5, 3.000%, 10/25/2052	7,162,083	1,330,512
FNMA, Series 5441, Class SA, 0.767%, 08/25/2054	18,190,086	548,131
FNMA, Series 5468, Class SB, 0.617%, 11/25/2054	8,232,989	239,508
FNMA, Series 5518, Class SC, 0.997%, 03/25/2055	6,987,586	245,674
FNMA, Series 25-44, Class SA, 0.817%, 06/25/2055	17,522,067	642,264
FNMA, Series 5557, Class SC, 0.867%, 07/25/2055	13,392,029	475,973
FNMA, Series 5575, Class SB, 0.967%, 09/25/2055	16,151,157	677,846
FNMA, Series 25-107, Class HS, 1.133%, 12/25/2055	5,535,491	226,698

TOTAL MORTGAGE-BACKED SECURITIES		6,306,582
(Cost $7,139,827)

Quarterly Report | July 31, 2026	3

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 22.00%
Commercial Services - 0.01%

Travelport LLC(f)	69	$18,975
		18,975
Communications - 4.11%

Altice France LUXCO 3(f)	5,984	106,328
Bumble, Inc.(f)	1,170,221	3,335,130
Meta Platforms, Inc.	1,329	739,868
Netflix, Inc.(f)	9,664	693,005
Snap Inc.(f)	541,424	2,539,279
SoftBank Group Corp.(f)	53,446	1,467,816
Telephone and Data Systems Inc.	15,219	511,054
Trump Media & Technology Group Corp.(f)	52,814	520,746
Weibo Corp.(g)	652,184	5,315,300
		15,228,526
Consumer Discretionary - 1.69%

Arbe Robotics, Ltd.(f)	108,864	71,251
Capri Holdings Ltd.(f)	22,875	364,399
Chipotle Mexican Grill, Inc.(f)	18,054	671,970
Dave & Buster's Entertainment, Inc.(f)(g)	82,179	890,820
Empery Digital Inc.(f)	50,781	144,218
Everyware Global(c)(f)(j)	43,777	-
Evolution AB(b)(f)	31,166	2,383,386
JD.com Inc.(f)	12,500	412,625
PDD Holdings Inc.(f)	7,164	634,444
Planet Fitness Inc.(f)	2,332	130,382
Next.e.GO N.V.(f)	5,788	1
Polestar Automotive Holding UK(f)	3,889	56,002
Vera Bradley Inc.(f)	38,639	131,759
Winnebago Industries, Inc.(g)	11,894	360,150
		6,251,407
Consumer Staples - 0.06%

Avax One Technology Ltd.(f)	72,377	209,893
Benson Hill, Inc.(f)(j)	3,906	-
Moran Foods LLC(c)(f)(j)	3,699,885	-
		$209,893
Energy - 0.15%

Granite Ridge Resources, Inc.	33,264	158,004
Sable Offshore Corp.(f)	73,614	389,418
		547,422
Financials - 8.70%

Avalanche Treasury Corp.(f)	1,881	563
Cannae Holdings, Inc.	72,423	1,053,755
Compass Diversified Holdings(f)	64,094	646,068
Etoro Group Ltd.(f)	8,930	318,533
EXOR NV	217,955	17,417,500
FS KKR Capital Corp.	802,363	8,480,977
Midcap Financial Investment	53,452	511,001
Nuveen Churchill Direct Lending	67,588	819,167
PagSeguro Digital, Ltd.(g)	277,770	2,677,703

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
Procap Financial Inc.(f)	15,527	$26,396
Procap Financial Inc. Founder Shares(c)(f)	25,579	29,927
SLR Investment Corp.	22,830	287,201
VEF AB(f)	56,831	10,409
		32,279,200
Health Care - 1.01%

AirSculpt Technologies Inc.(f)	62,675	301,467
Community Health Systems, Inc.(f)	203,463	567,662
Ethzilla Corp.(f)	73,526	379,394
Idorsia Ltd.(f)	186,944	1,414,018
ModivCare Inc.(f)	83,072	475,089
Nakamoto Inc.(f)	25,899	123,020
Sharps Technology Inc.(f)	294,334	385,578
Solana Corp.(f)	61,040	100,716
		3,746,944
Industrials - 1.40%

Axon Enterprise, Inc.(f)	896	472,873
Babcock & Wilcox Enterprises Inc.(f)	33,109	308,576
CEA Industries Inc.(f)	252,437	671,482
Grupo Aeroméxico S.A.B. de C.V.(f)	27,886	429,444
Multi-Color Corp.(c)(f)	539	45,006
TaskUS Inc.	53,244	323,191
Vertical Aerospace Ltd.(f)	2,095,748	2,598,728
Voyager Technologies Inc.(f)	14,320	351,270
		5,200,570
Information Technology - 0.49%

Forward Industries Inc.(f)	3,266	13,162
GDS Holdings Ltd.(f)	18,994	621,864
Oracle Corp.	6,062	787,272
Zscaler Inc.(f)	2,634	398,262
		1,820,560
Materials - 0.91%

ASP Isotopes Inc.(f)	57,763	231,053
Covia Energy LLC	169,353	3,154,201
		3,385,254
Real Estate - 0.76%

CBRE Group Inc.(f)(g)	2,043	299,934
Compass Inc.(f)	65,498	746,023
Star Holdings(f)	188,549	1,766,705
		2,812,662
Technology - 2.49%

CommScope Holding Company, Inc.	17,962	210,875
Descartes Systems Group, Inc.(f)	2,744	206,077
Intuit Inc.	10,870	3,435,682
IREN Ltd.(f)	8,091	297,750
TON Strategy Co.(f)	145,378	433,227
Vertex, Inc.(f)	76,982	993,839
Workday, Inc.(f)	22,579	3,620,318
xTAO Inc.(f)	304,336	71,520
		9,269,288

Quarterly Report | July 31, 2026	5

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
Utilities - 0.22%

Constellation Energy Corp.	2,411	$633,754
PPL Corp.	5,773	203,304
		837,058

TOTAL COMMON STOCK		81,607,759
(Cost $91,210,423)

	Shares	Fair Value
CLOSED END FUNDS - 12.13%
Alternative - 0.52%

Destra Multi-Alternative Fund	56,768	426,895
Regal Partners Global Investments Ltd.	839,132	1,511,567
		1,938,462
Equity - 7.37%

Argo Investments Ltd.	90,437	575,906
ASA Gold and Precious Metals Ltd.	163,658	8,007,786
Australian United Investment Company Ltd.	31,701	254,069
BlackRock Science & Technology Trust II	3,101	88,161
BlackRock Smaller Companies Trust PLC	189,185	685,878
Bluerock Private Real Estate Fund	189,934	2,292,503
Direxion Daily Robotics Artificial Intelligence & Automation Index Bull 2X Shares	29,407	650,483
HBM Healthcare Investments AG	1,855	574,776
Hearts and Minds Investments, Ltd.	1,084,819	2,198,400
Japan Smaller Capitalization Fund, Inc.	1,921	21,784
Neuberger Berman MLP & Energy Income Fund, Inc.	2,259	23,629
Neuberger Berman Next Generation Connectivity Fund, Inc.	160,944	2,375,533
Pengana International Equities, Ltd.	4,101,590	3,333,430
Schroder UK Mid Cap Fund PLC, Tendered Shares(f)	570,790	5,786,678
Taiwan Fund, Inc.	3,223	264,642
Voya Emerging Markets High Dividend Equity Fund	34,471	252,329
		27,385,987
Fixed Income - 1.60%

abrdn Municipal Income Fund	500	2,685
BNY Mellon Strategic Municipal Bond Fund, Inc.	190	1,105
Ellsworth Growth and Income Fund, Ltd.	81,292	989,325
PIMCO Dynamic Income Strategy Fund	230,571	4,924,998
		5,918,113
Mixed Allocation - 1.41%

Pershing Square Holdings Ltd.	102,701	5,217,161
		5,217,161
Private Equity - 1.23%

FS Specialty Lending Fund	25,932	288,882
Syncona Ltd.(f)	2,970,624	4,259,877
		4,548,759

TOTAL CLOSED END FUNDS		45,008,482
(Cost $31,627,687)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
INVESTMENT TRUSTS - 0.35%
Equity - 0.35%

Schroder British Opportunities Trust PLC(f)	1,453,746	$1,307,819
		1,307,819
Mixed Allocation - 0.00%(d)

abrdn Diversified Income and Growth Trust PLC(j)	7,080	-
		-

TOTAL INVESTMENT TRUSTS		1,307,819
(Cost $1,356,758)

	Shares	Fair Value
PREFERRED STOCK - 2.49%
Consumer Discretionary - 0.83%

G-ILS Transportation Ltd. Preferred B-3(c)(f)	1,332	1,424,400
HAAT Delivery Ltd. Preferred Seed-1(c)(f)	64,188	1,668,888
		3,093,288
Health Care - 0.17%

Integrity Labs, Inc.(c)(f)	608,976	631,550
		631,550
Industrials - 0.25%

Multi-Color Corp.(c)(f)	988	913,900
		913,900
Technology - 1.24%

Strategy Inc. Cumulative Preferred Series A	19,751	1,799,112
Xtend Reality Expansion Ltd. Preferred B-2(c)(f)	786,728	2,792,113
		4,591,225

TOTAL PREFERRED STOCK		9,229,963
(Cost $7,324,818)

Fair Value
PARTICIPATION AGREEMENT - 0.27%

PK Funding 2023 LLC(c)	1,012,469

TOTAL PARTICIPATION AGREEMENT	1,012,469
(Cost $1,005,200)

Fair Value
PRIVATE FUNDS - 26.34%

Alternative Capital Investments Fund III LP, Special Class Interests Anthropic(f)	5,762,000
Alternative Capital Investments Fund III LP, Special Class Interests KLINGER	414,440
Alternative Capital Investments Fund III LP, Special Class Interests MILBERG	4,452,003
Alternative Capital Investments Fund III LP, Special Class Interests PANNOX(f)	1,585,830
Alternative Capital Investments Fund III LP, Special Class Interests PROVIDER	4,764,563
Alternative Capital Investments Fund III LP, Special Class Interests Provider2(f)	1,757,020
Alternative Capital Investments Fund III LP, Special Class Interests VGASA(f)	2,124,161
Alternative Capital Investments Fund III LP, Standard Class Interests	596,077

Quarterly Report | July 31, 2026	7

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
New Holland Special Opportunities Aggregator LP, Class M Interests(f)(h)		$1,669,393
New Holland Special Opportunities Aggregator LP, Class Y-7 Interests(f)(h)		4,997,232
Stone Ridge Opportunities Fund Feeder LP(f)		69,586,281

TOTAL PRIVATE FUNDS		97,709,000
(Cost $53,956,245)

	Shares	Fair Value
UNIT TRUST - 3.78%
Specialty - 3.78%

Grayscale Ethereum Classic Trust(f)(g)	4,169,010	14,007,863

TOTAL UNIT TRUST		14,007,863
(Cost $34,599,914)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 5.76%

Abony Sponsor I LLC, Class A Unit(c)(f)	95,391	143,086
Abony Sponsor I LLC, Class B Unit(c)(f)	11,924	21,702
Activate Energy Sponsors LLC, Class A Unit(c)(f)	135,564	142,342
Activate Energy Sponsors LLC, Class B Unit(c)(f)	16,945	22,706
American Exceptionalism Acquisition Corp. A(f)	7,705	86,989
AMR Resources Acquisition Corp.(f)	2,641	26,252
Aldabra 4 LOV Sponsor Partnership, Class A Unit(c)(f)	120,329	172,070
Aldabra 4 LOV Sponsor Partnership, Class B Unit(c)(f)	100,274	44,121
Ares Acquisition Corp. III(f)	15,850	160,640
Armada Acquisition Corp. III(f)	5,882	2,118
Armada Sponsor III, Class A Unit(c)(f)	127,188	132,276
Armada Sponsor III, Class B Unit(c)(f)	15,899	20,510
Art Technology Sponsor, LLC, Class A Unit(c)(f)	125,568	145,659
Art Technology Sponsor, LLC, Class B Unit(c)(f)	25,114	37,169
Axiom Intelligence Holdings 1 LLC, Class A Unit(c)(f)	142,090	423,428
Axiom Intelligence Holdings 1 LLC, Class B Unit(c)(f)	17,761	66,426
B&R Technology Merger Corp.(f)	21,129	210,022
Bengochea SPAC Sponsors II LLC, Class A Unit(c)(f)	172,589	226,092
Bengochea SPAC Sponsors II LLC, Class B Unit(c)(f)	21,574	34,734
Berto Acquisition Corp. II(f)	53,561	533,468
Bleichroeder Acquisition Corp.(f)	31,725	320,422
Blue Holdings, Class A Unit(c)(f)	177,613	1,104,753
Blue Holdings, Class B Unit(c)(f)	17,761	138,181
Blue Water Acquisition IV LLC, Class A Unit(c)(f)	123,206	126,902
Blue Water Acquisition IV LLC, Class B Unit(c)(f)	15,401	21,253
Cal Redwood Acquisition Corp., Class A Unit(c)(f)	175,375	363,026
Cal Redwood Acquisition Corp., Class B Unit(c)(f)	21,922	60,286
Cantor Equity Partners IV, Inc.(f)	23,439	244,000
Cantor Equity Partners V, Inc.(f)	26,771	278,285
Cantor Equity Partners VI, Inc.(f)	17,805	184,549
Cantor Equity Partners VII, Inc.(f)	31,701	319,546
Cartesian Growth Corp. IV(f)	36,984	369,100
Chenghe Investment III LLC, Class A Unit(c)(f)	173,916	137,394
Chenghe Investment III LLC, Class B Unit(c)(f)	21,740	21,740
Churchill Capital Corp. XI(f)	157	2,176
Churchill Capital Corp. XII(f)	15,522	164,533
Churchill Capital Corp. XIII(f)	2,641	27,361

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
Cohen Circle Sponsor II, LLC, Class A Unit(c)(f)	44,405	$102,576
Cohen Circle Sponsor II, LLC, Class B Unit(c)(f)	8,881	26,199
Columbus Circle 2 Sponsor Corporation LLC, Class A Unit(c)(f)	36,339	154,804
Columbus Circle 2 Sponsor Corporation LLC, Class B Unit(c)(f)	6,359	33,321
Columbus Circle Capital Corp.(f)	10,339	10,132
Crane Harbor Sponsor II LLC, Class A Unit(c)(f)	63,063	108,468
Crane Harbor Sponsor II LLC, Class B Unit(c)(f)	12,613	28,379
Deezer SA(f)	8,179	11,176
EGH Sponsor LLC, Class A Unit(c)(f)	76,184	229,314
EGH Sponsor LLC, Class B Unit(c)(f)	9,523	35,711
FIGX Acquisition Partners LLC, Class A Unit(c)(f)	112,488	113,613
FIGX Acquisition Partners LLC, Class B Unit(c)(f)	14,061	18,842
Fortress Value Acquisition Corp.(f)	35,905	364,795
Freedom Metals Acquisition Corp.(f)	21,149	210,961
FutureCorp Space Acquisition 1(f)	37,062	374,326
FutureCrest Acquisition Corp.(f)	144	1,474
Gores Holdings X Inc.(f)	5,551	58,174
Gores Holdings XI Inc.(f)	3,508	35,659
GP-Act III Acquisition Corp., Class A Unit(c)(f)	30,730	39,949
GP-Act III Acquisition Corp., Class B Unit(c)(f)	38,411	6,530
Graf Global Corp., Class A Unit(c)(f)(g)	20,960	35,422
Graf Global Corp., Class B Unit(c)(f)(g)	26,200	9,170
Hall Chadwick Acquisition Corp.(f)	27,119	273,088
Hall Chadwick Acquisition Corp., Class A Unit(c)(f)	135,564	311,797
Hall Chadwick Acquisition Corp., Class B Unit(c)(f)	16,945	48,802
HCM Investor Holdings III, LLC, Class A Unit(c)(f)	134,835	288,547
HCM Investor Holdings III, LLC, Class B Unit(c)(f)	179,780	106,070
HCM Investor Holdings IV, LLC, Class A Unit(c)(f)	51,061	85,272
HCM Investor Holdings IV, LLC, Class B Unit(c)(f)	85,102	41,700
HCM IV Acquisition Corp.(f)	10,339	5,738
Illumination Acquisition 1 Sponsor LLC, Class A Unit(c)(f)	95,391	134,501
Illumination Acquisition 1 Sponsor LLC, Class B Unit(c)(f)	11,924	21,702
Illumination Acquisition Corp.(f)	3,939	1,498
Inflection Point Acquisition Corp. VI(f)	25,838	260,705
Irenic Acquisition Corp.(f)	12,935	128,445
Kensington Capital Acquisition VI(f)	8,521	86,659
Keystone Acquisition Corp.(f)	15,881	156,587
KPET Ultra Paceline Corp.(f)	39,479	396,764
KRAKacquisition Corp.(f)	16,936	169,445
Lafayette Digital Acquisition Corp. I, Class A Unit(c)(f)	105,412	114,899
Lafayette Digital Acquisition Corp. I, Class B Unit(c)(f)	21,082	27,196
Launchpad Cadenza Acquisition Corp. I, Class A Unit(c)(f)	100,902	116,037
Launchpad Cadenza Acquisition Corp. I, Class B Unit(c)(f)	84,084	26,907
LeapFrog Acquisition Corp.(f)	9,794	56,921
LeapFrog Partners LLC, Class A Unit(c)(f)	124,341	139,262
LeapFrog Partners LLC, Class B Unit(c)(f)	15,543	21,760
LightWave Founders LLC, Class A Unit(c)(f)	208,140	235,198
LightWave Founders LLC, Class B Unit(c)(f)	20,814	29,348
M3 Brigade Acquisition V Corp.(f)	242,409	2,596,200
M3 Brigade Acquisition V Corp. Sponsor Shares(c)(f)	46,276	154,099
M3 Brigade Sponsor VI LLC, Class A Unit(c)(f)	111,012	145,426
M3 Brigade Sponsor VI LLC, Class B Unit(c)(f)	148,016	54,766
Market Technology Acquisition Corp.(f)	3,962	39,442

Quarterly Report | July 31, 2026	9

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
Meridian3 Industrials Acquisition Corp.(f)	52,874	$528,211
Meridian3 Partners Sponsor LLC, Class A(c)(f)	144,734	144,734
Meridian3 Partners Sponsor LLC, Class B(c)(f)	115,787	579
Metals Acquisition Corp. II(f)	30,891	315,706
MOZAYYX Acquisition Corp.(f)	6,379	63,535
New America Acquisition I Corp.(f)	1,471	14,909
NewHold Investment Corp. III, Class A Unit(c)(f)	87,582	601,688
NewHold Investment Corp. III, Class B Unit(c)(f)	10,948	86,489
NewHold Investment Corp. IV(f)	18,151	183,870
New Providence Holdings III, LLC, Class A Unit(c)(f)	166,532	181,520
New Providence Holdings III, LLC, Class B Unit(c)(f)	20,816	29,351
Nogin, Inc.(f)	11,264	451
Osprey Acquisition Corp. III(f)	21,149	212,759
Oxley Bridge Holdings LLC, Class A Unit(c)(f)	166,107	136,208
Oxley Bridge Holdings LLC, Class B Unit(c)(f)	207,633	39,450
Oyster Enterprises II LLC, Class A Unit(c)(f)	175,809	179,325
Oyster Enterprises II LLC, Class B Unit(c)(f)	21,976	29,887
Petit Monts LLC, Class A Unit(c)(f)	96,696	187,590
Pioneer Acquisition 1 Sponsor Holdco LLC, Class A Unit(c)(f)	177,613	143,867
Pioneer Acquisition 1 Sponsor Holdco LLC, Class B Unit(c)(f)	222,016	44,403
Range Capital Acquisition Sponsor II, LLC, Class A Unit(c)(f)	93,280	103,541
Range Capital Acquisition Sponsor II, LLC, Class B Unit(c)(f)	11,660	17,257
Renatus Tactical Acquisition Corp. I(f)	11,071	115,803
Rice Acquisition Corp. 3(f)	16,605	174,602
Samos Energy Acquisition Corp.(f)	15,858	157,470
Soulpower Acquisition Sponsor LLC, Class A Unit(c)(f)	156,445	137,672
Soulpower Acquisition Sponsor LLC, Class B Unit(c)(f)	19,556	22,881
Spring Valley Acquisition Corp.(f)	30,222	307,962
Titan Acquisition Sponsor Holdco, LLC, Class A Unit(c)(f)	93,906	218,801
Titan Acquisition Sponsor Holdco, LLC, Class B Unit(c)(f)	117,383	66,908
Trailblazer Acquisition Corp.(f)	31,400	319,024
Tribeca Strategic Acquisition Corp.(f)	7,893	77,628
Tribeca Strategic Acquisition Corp., Class A(c)(f)	171,037	257
Tribeca Strategic Acquisition Corp., Class B(c)(f)	21,380	194,344
TXV Partners IV, LLC, Class A(c)(f)	57,894	174
TXV Partners IV, LLC, Class B(c)(f)	72,367	72,367
Viking Acquisition Corp. II(f)	15,862	156,241
VO Sponsor II, LLC, Class A Unit(c)(f)	93,906	122,078
VO Sponsor II, LLC, Class B Unit(c)(f)	1,174	19,016
Wen Sponsor LLC, Class A Unit(c)(f)	163,709	206,273
Wen Sponsor LLC, Class B Unit(c)(f)	204,636	65,484
Wilco 63 Corp.(f)	26,417	262,850
Willow Lane Acquisition Corp.(f)	7,385	6,229
Willow Lane Sponsor II LLC, Class A Unit(c)(f)	75,239	227,222
Willow Lane Sponsor II LLC, Class B Unit(c)(f)	15,048	53,721
Yorkville International Capital Corp.(f)	31,700	319,061

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		21,368,491
(Cost $18,571,387)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
DIGITAL ASSET TREASURY COMPANY - 0.28%

SeeQC, Inc.(c)(f)	200,910	$1,022,632

TOTAL DIGITAL ASSET TREASURY COMPANY		1,022,632
(Cost $1,004,550)

	Shares	Fair Value
DIGITAL ASSETS - NON-SECURITY TOKENS - 0.00%(d)

Nemo Enterprise Inc., Digital Token(c)(f)(j)	84	-
Trump Media & Technology Group Corp., Digital Token(c)(f)(j)	52,814	-

TOTAL DIGITAL ASSETS - NON-SECURITY TOKENS		-
(Cost $0)

	Contracts	Fair Value
WARRANTS - 0.73%
1RT Acquisition Corp., Expires 06/20/2031, Strike Price $11.50(f)	11,592	6,376
A SPAC II Acquisition Corp., Expires 05/03/2027, Strike Price $11.50(f)	34,421	929
Abony Acquisition Corp. I, Expires 12/31/2027, Strike Price $11.50(f)	4,922	2,044
Abpro Holdings Inc., Expires 11/12/2029, Strike Price $11.50(f)	80,774	319
Averin Capital Acquisition Corp., Expires 01/30/2031, Strike Price $11.50(f)	2,461	1,784
AEYE Health, Inc., Expires 4.5 years after issuance, Strike Price $2.88(f)(j)	6	-
AirJoule Technologies Corp., Expires 03/15/2029, Strike Price $11.50(f)	32,284	34,382
Airship AI Holdings Inc., Expires 12/31/2028, Strike Price $11.50(f)	5,153	2,113
AleAnna Inc., Expires 12/13/2026, Strike Price $11.50(f)	106	23
ALPS Group Inc., Expires 10/31/2030, Strike Price $11.50(f)	14,771	290
Allurion Technologies Inc., Expires 08/01/2030, Strike Price $8.10(f)	16,492	189
Alternus Clean Energy Inc., Expires 02/24/2028, Strike Price $11.50(f)	49,587	1,983
Alussa Energy Acquisition Corp., Expires 11/12/2032, Strike Price $11.50(f)	2,597	1,169
Apex Treasury Corp., Expires 10/31/2032, Strike Price $11.50(f)	16,019	5,607
Armada Acquisition Corp. II, Expires 05/20/2030, Strike Price $11.50(f)	109,500	39,420
Arverne Group SA, Expires 09/20/2028, Strike Price $11.50(f)	33,822	1,950
Aspire Biopharma Holdings Inc., Expires 02/18/2030, Strike Price $11.50(f)	70,545	1,503
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50(f)	36,968	3,697
Aura FAT Projects Acquisition Corp., Expires 06/02/2027, Strike Price $11.50(f)	58,439	1,683
Bain Capital GSS Investment Corp., Expires 01/01/2028, Strike Price $11.50(f)	10,546	7,804
Baird Medical Investment Holdings Ltd., Expires 10/02/2029, Strike Price $11.50(f)	22,349	980
BenevolentAI, Expires 06/30/2026, Strike Price $11.50(f)(j)	7,014	-
Benson Hill Inc., Expires 03/25/2027, Strike Price $3.90(c)(f)	187,607	19
Berto Acquisition Corp., Expires 05/01/2030, Strike Price $11.50(f)	57,960	41,731
Berto Acquisition Corp. II, Expires 05/18/2032, Strike Price $11.50(f)	17,853	12,497
Bitcoin Depot Inc., Expires 07/03/2028, Strike Price $11.50(f)	84,714	8
Bitcoin Infrastructure Acquisition Corp., Expires 12/01/2030, Strike Price $11.50(f)	4,424	1,098
BitFuFu Inc., Expires 06/07/2028, Strike Price $11.50(f)	29,947	3,594
Blaize Holdings Inc., Expires 12/18/2026, Strike Price $11.50(f)	12,241	2,422
Bleichroeder Acquisition Corp. II, Expires 01/28/2032, Strike Price $11.50(f)	3,482	6,581
Blue Gold Ltd, Expires 06/26/2030, Strike Price $11.50(f)	31,463	2,517
Blue Water Acquisition Corp. IV, Expires 12/10/2030, Strike Price $11.50(f)	2,845	909
Borealis Foods Inc., Expires 08/26/2026, Strike Price $11.50(f)	20,287	736
Brand Engagement Network Inc., Expires 03/14/2029, Strike Price $11.50(f)	25,249	2,787
BTC Development Corp., Expires 08/19/2030, Strike Price $11.50(f)	7,689	3,275
Cactus Acquisition Corp. 1, Ltd., Expires 10/29/2026, Strike Price $11.50(f)	21,180	635

Quarterly Report | July 31, 2026	11

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Contracts	Fair Value
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50(f)	154,766	$15
Canopy Growth Corporation, Expires 01/08/2031, Strike Price $1.30(c)(f)	1,524,596	609,838
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50(f)	69,120	1,382
Captivision Inc., Expires 11/16/2028, Strike Price $11.50(f)	43,794	4
Cardio Diagnostics Holdings, Inc., Expires 12/01/2026, Strike Price $11.50(f)	19,933	279
Carmell Therapeutics Corp., Expires 07/12/2028, Strike Price $11.50(f)	3,816	17
CARTESIAN GROWTH Corp. II, Expires 07/12/2028, Strike Price $11.50(f)	5,984	2,154
CEA Industries Inc., Expires 01/30/2031, Strike Price $11.50(f)	30,423	2,127
CERo Therapeutics Holdings Inc., Expires 02/14/2029, Strike Price $11.50(f)	21,939	79
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50(f)	33,367	3,061
Chenghe Acquisition I Co., Expires 04/22/2027, Strike Price $11.50(f)	400	23
Chenghe Acquisition I Co., Expires 01/25/2028, Strike Price $11.50(f)	37,849	2,649
Churchill Capital Corp. XI, Expires 08/05/2028, Strike Price $15.15(f)	3,179	21,522
Churchill Capital Corp. XII, Expires 04/02/2031, Strike Price $11.50(f)	1,552	2,437
CID Holdco Inc., Expires 11/17/2026, Strike Price $11.50(f)	94,845	702
Classover Holdings Inc., Expires 05/26/2028, Strike Price $0.10(f)	30,413	484
ClimateRock, Expires 06/01/2027, Strike Price $11.50(f)	11,778	589
Cohen Circle Acquisition Corp., Expires 05/23/2030, Strike Price $11.50(f)	10,868	7,814
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50(f)	25,741	656
Conduit Pharmaceuticals Inc., Expires 02/03/2027, Strike Price $11.50(f)	51,468	582
Critical Metals Corp., Expires 06/06/2028, Strike Price $11.50(f)	198	345
Critical Metals Corp., Expires 02/07/2029, Strike Price $7.00(c)(f)	50,528	323,884
Currenc Group Inc., Expires 05/19/2027, Strike Price $11.50(f)	55,058	446
D Boral ARC Acquisition I Corp., Expires 05/06/2030, Strike Price $11.50(f)	65,110	44,926
Deezer SA, Expires 06/07/2027, Strike Price $11.50(f)	95,238	55
Digital Asset Acquisition Corp., Expires 04/01/2030, Strike Price $11.50(f)	61,301	18,390
DIH Holdings US Inc., Expires 02/07/2028, Strike Price $11.50(f)(j)	63,578	-
Dynamix Corp., Expires 10/25/2029, Strike Price $11.50(f)	49,549	8,926
Dynamix Corp. III, Expires 11/19/2030, Strike Price $11.50(f)	9,344	2,336
Eagle Nuclear Energy Corp., Expires 02/25/2031, Strike Price $11.50(f)	10,694	9,411
EQV Ventures Acquisition Corp., Expires 06/30/2031, Strike Price $11.50(f)	20,197	7,473
Everest Consolidator Acquisition Corp., Expires 07/19/2028, Strike Price $11.50(f)	50,492	15
Evolution Global Acquisition Corp., Expires 10/22/2030, Strike Price $11.50(f)	11,904	4,284
Fact II Acquisition Corp., Expires 11/26/2031, Strike Price $11.50(f)	29,805	5,961
flyExclusive Inc., Expires 05/28/2028, Strike Price $11.50(f)	21,911	4,003
Four Leaf Acquisition Corp., Expires 05/12/2028, Strike Price $11.50(f)	3,750	27
Foxx Development Holdings Inc., Expires 09/26/2029, Strike Price $11.50(f)	5,711	387
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50(f)	18,690	1,839
Fusemachines Inc., Expires 10/22/2030, Strike Price $11.50(f)	38,488	2,107
FutureCrest Acquisition Corp., Expires 11/05/2030, Strike Price $11.50(f)	7,243	5,321
FutureTech II Acquisition Corp., Expires 02/16/2027, Strike Price $11.50(f)	48,383	29
GCL Global Holdings Ltd., Expires 05/01/2028, Strike Price $11.50(f)	19,704	411
GCT Semiconductor Holding Inc., Expires 12/31/2028, Strike Price $11.50(f)	50,621	15,693
General Fusion Group Ltd., Expires 07/10/2033, Strike Price $11.50(f)	4,908	8,933
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50(f)(j)	6,030	-
Gores Holdings X Inc., Expires 05/02/2030, Strike Price $11.50(f)	6,785	5,059
Graphjet Technology, Expires 11/16/2026, Strike Price $11.50(f)	45,714	1,509
GP-Act III Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	42,413	7,740
HCM III Acquisition Corp., Expires 07/31/2030, Strike Price $11.50(f)	19,285	12,342
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50(f)	18,681	247
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50(f)	17,425	99
HNR Acquisition Corp., Expires 11/15/2028, Strike Price $11.50(f)	44,874	4,712
Holdco Nuvo Group DG Ltd., Expires 05/01/2029, Strike Price $11.50(f)	63,179	32
Hub Cyber Security Ltd., Expires 02/27/2028, Strike Price $8,625.00(f)	11,629	127
Hwh International Inc., Expires 02/02/2027, Strike Price $11.50(f)	13,297	641

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Contracts	Fair Value
Idea Acquisition Corp., Expires 10/22/2030, Strike Price $11.50(f)	6,893	$2,344
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50(f)	2,402	107
Inflection Point Acquisition Corp., Expires 05/15/2031, Strike Price $11.50(f)	11,461	16,045
Insight Digital Partners II, Expires 12/31/2030, Strike Price $11.50(f)	10,502	2,575
Instinct Bio Technical Company, Expires 07/23/2027, Strike Price $11.50(f)	45,142	903
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50(f)	1,475	92
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50(f)	24,645	2
Investcorp India Acquisition Corp., Expires 06/28/2027, Strike Price $11.50(f)	37,472	8,094
IQM Quantum Computers Oyj, Expires 07/02/2031, Strike Price $11.50(f)	85,328	203,115
Irenic Acquisition Corp., Expires 04/10/2031, Strike Price $11.50(f)	4,311	2,417
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50(f)	35,717	264
IX Acquisition Corp., Expires 11/24/2026, Strike Price $11.50(f)	112	6
Jaws Mustang Acquisition Corp., Expires 06/01/2030, Strike Price $11.50(f)	19,820	1,239
Kensington Capital Acquisition, Expires 02/10/2031, Strike Price $11.50(f)	2,130	2,322
Keystone Acquisition Corp., Expires 05/04/2031, Strike Price $11.50(f)	7,940	2,982
KPET Ultra Paceline Corp., Expires 03/27/2031, Strike Price $11.50(f)	6,639	3,917
KRAKacquisition Corp., Expires 03/20/2031, Strike Price $11.50(f)	5,670	2,381
LeddarTech Holdings Inc., Expires 12/21/2028, Strike Price $11.50(f)(j)	21,521	-
Legato Merger Corp. IV, Expires 03/16/2031, Strike Price $11.50(f)	2,391	1,053
Lifezone Metals Ltd., Expires 07/05/2028, Strike Price $11.50(f)	33,682	9,263
Lightwave Acquisition Corp., Expires 06/24/2030, Strike Price $11.50(f)	24,442	5,616
Liminatus Pharma Inc., Expires 04/30/2030, Strike Price $11.50(f)	27,683	1,606
Melar Acquisition Corp I, Expires 06/10/2029, Strike Price $11.50(f)	42,372	5,644
Metals Acquisition Corp. II, Expires 06/30/2033, Strike Price $11.50(f)	10,749	9,943
Metal Sky Star Acquisition Corp., Expires 04/01/2027, Strike Price $11.50(f)	40,420	346
MOZAYYX Acquisition Corp., Expires 02/02/2031, Strike Price $11.50(f)	13,520	8,923
Multi-Color Corp., Expires 05/11/2033, Strike Price $256.00(c)(f)	1,423	7,826
Murano Global BV, Expires 03/30/2029, Strike Price $11.50(f)	10,493	64
Muzero Acquisition, Expires 12/10/2030, Strike Price $11.50(f)	2,356	777
New America Acquisition I Corp., Expires 12/01/2030, Strike Price $11.50(f)	3,115	1,246
New Providence Acquisition Corp. III, Expires 04/24/2030, Strike Price $11.50(f)	12,247	2,583
New Horizon Aircraft Ltd., Expires 04/03/2028, Strike Price $11.50(f)	11,690	4,559
NewHold Investment Corp II-A., Expires 04/17/2030, Strike Price $11.50(f)	4,085	7,067
NewHold Investment Corp. IV, Expires 02/27/2032, Strike Price $11.50(f)	6,050	3,691
Nogin, Inc., Expires 08/26/2027, Strike Price $11.50(f)	8,372	72
Nvni Group Ltd., Expires 11/01/2028, Strike Price $11.50(f)	15,665	243
OneIM Acquisition Corp., Expires 12/22/2030, Strike Price $11.50(f)	22,872	16,010
OSR Holdings Inc, Expires 02/29/2028, Strike Price $11.50(f)	14,638	512
OTG Acquisition Corp. I, Expires 10/22/2030, Strike Price $11.50(f)	7,321	2,935
Paloma Acquisition Corp. I, Expires 02/13/2031, Strike Price $11.50(f)	3,692	1,255
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50(f)	76,584	8
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50(f)	18,484	637
Perimeter Acquisition Corp. I, Expires 05/13/2030, Strike Price $11.50(f)	64,775	48,627
Pinstripes Holdings Inc., Expires 09/30/2028, Strike Price $11.50(f)	45,560	248
Plum Acquisition Corp IV, Expires 08/19/2029, Strike Price $11.50(f)	8,108	3,568
Pono Capital Two, Inc., Expires 10/17/2029, Strike Price $11.50(f)	9,738	2,191
Presidio Pubco Inc., Expires 07/01/2031, Strike Price $11.50(f)	29,535	46,370
ProCap Acquisition Corp., Expires 05/13/2030, Strike Price $11.50(f)	40,267	13,089
Procap Financial Inc., Expires 05/16/2030, Strike Price $11.50(f)	1,918	400
Profusa Inc., Expires 08/02/2027, Strike Price $11.50(f)	19,197	202
Psyence Biomedical Ltd., Expires 01/25/2029, Strike Price $11.50(f)	30,398	1,046
QDRO Acquisition Corp., Expires 09/16/2030, Strike Price $11.50(f)	11,382	2,641
QT Imaging Holdings Inc., Expires 12/31/2028, Strike Price $11.50(f)	3,954	474
Range Capital Acquisition Corp. II, Expires 09/16/2030, Strike Price $11.50(f)	26,203	9,501
Real Messenger Corp., Expires 11/19/2029, Strike Price $11.50(f)	31,088	718
Renatus Tactical Acquisition Corp. I, Expires 05/15/2030, Strike Price $11.50(f)	6,969	4,355

Quarterly Report | July 31, 2026	13

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Contracts	Fair Value
Republic Digital Acquisition Co, Expires 05/01/2030, Strike Price $11.50(f)	118,401	$40,765
Rice Acquisition Corp. 3, Expires 09/29/2031, Strike Price $11.50(f)	20,790	21,726
Rithm Acquisition Corp., Expires 12/30/2075, Strike Price $0.10(f)	3,070	1,765
Roadzen Inc., Expires 11/30/2028, Strike Price $11.50(f)	55,430	6,491
Roman DBDR Acquisition Corp. II, Expires 10/31/2031, Strike Price $11.50(f)	25,605	5,006
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50(f)(j)	28,225	-
RRD Parent Inc., Expires 02/09/2035, Strike Price $0.01(f)	19	136,800
Scage Future, Expires 06/30/2027, Strike Price $0.10(f)	71,462	2,487
Selina Hospitality PLC, Expires 10/25/2027, Strike Price $11.50(f)	218,500	218
Semnur Pharmaceuticals Inc., Expires 09/23/2030, Strike Price $11.50(f)	27,621	2,182
SharonAI Holdings Inc., Expires 12/16/2030, Strike Price $575.00(f)	41,184	5,560
Sharps Technology Inc., Pre Funded Warrant, Expires 03/20/2040, Strike Price $0.00(c)(f)	59,833	66,415
Sharps Technology Inc., Stapled Warrant, Expires 11/30/2028, Strike Price $9.75(c)(f)	236,960	14,218
SIM Acquisition Corp. I, Expires 06/01/2031, Strike Price $11.50(f)	15,808	4,337
SMX Security Matters PLC, Expires 03/07/2028, Strike Price $18,975.00(f)	36,580	717
Solidion Technology Inc., Expires 11/16/2026, Strike Price $11.50(f)	29,262	3,804
Space Asset Acquisition Corp., Expires 10/24/2030, Strike Price $11.50(f)	8,379	7,499
Spark I Acquisition Corp., Expires 11/27/2028, Strike Price $11.50(f)	11,304	13,452
Spartacus Acquisition Corp. I, Expires 12/13/2031, Strike Price $11.50(f)	7,878	3,427
Spectaire Holdings Inc., Expires 10/17/2028, Strike Price $11.50(f)(j)	58,258	-
Spree Acquisition Corp. 1 Ltd., Expires 12/22/2028, Strike Price $11.50(f)	20,337	2
Spring Valley Acquisition Corp., Expires 01/30/2031, Strike Price $11.50(f)	7,555	7,922
SpringBig Holdings, Inc., Expires 06/14/2027, Strike Price $11.50(f)	24,279	39
Stablecoinx Inc., Expires 06/26/2032, Strike Price $11.50(f)	61,035	22,583
Syntec Optics Holdings Inc., Expires 11/08/2026, Strike Price $11.50(f)	14,457	14,204
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50(f)	18,073	11
Teamshares Inc., Expires 04/17/2030, Strike Price $11.50(f)	13,393	17,880
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50(f)	52,993	2,909
Terrestrial Energy Inc., Expires 10/10/2029, Strike Price $11.50(f)	6,084	13,628
TNL Mediagene, Expires 06/14/2028, Strike Price $11.50(f)	16,257	89
Toyo Co Ltd., Expires 01/10/2029, Strike Price $11.50(f)	10,956	11,668
Trailblazer Acquisition Corp., Expires 07/24/2030, Strike Price $11.50(f)	15,350	5,918
Uinta Infrastructure Group C, Expires 01/09/2031, Strike Price $11.50(f)	48,608	27,707
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50(f)	60,778	2,279
Vast Solar Pty Ltd., Expires 07/01/2028, Strike Price $11.50(f)	87,846	9
Viking Acquisition Corp. I, Expires 11/03/2030, Strike Price $11.51(f)	8,724	6,805
Viking Acquisition Corp. II, Expires 07/20/2031, Strike Price $11.50(f)	5,287	2,088
Volato Group Inc., Expires 12/03/2028, Strike Price $11.50(f)	20,757	171
Verde Clean Fuels, Inc., Expires 12/31/2027, Strike Price $11.50(f)	327	8
Vertical Aerospace, Ltd. Class A Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	484,471	179,254
Vertical Aerospace, Ltd. Class B Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	484,471	145,341
VSee Health, Inc., Expires 11/04/2028, Strike Price $11.50(f)	17,198	354
Wen Acquisition Corp., Expires 05/15/2031, Strike Price $11.50(f)	114,033	35,345
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50(f)	29,980	696
Yotta Acquisition Corp., Expires 03/15/2027, Strike Price $11.50(f)	47,369	474
Youlife Group Inc, Expires 07/10/2030, Strike Price $11.50(f)	5,841	702
Zapata Computing Holdings Inc., Expires 03/23/2028, Strike Price $11.50(f)	24,523	4,906
Zapp Electric Vehicles Group L, Expires 03/03/2028, Strike Price $230.00(f)	11,642	30
Zeo Energy Corp., Expires 03/14/2029, Strike Price $11.50(f)	61,117	1,835
Zoomcar Holdings Inc., Expires 07/01/2028, Strike Price $11.50(f)	71,433	151
ZOOZ Strategy Ltd., Expires 04/05/2029, Strike Price $11.50(f)	24,349	378
ZyVersa Therapeutics Inc., Expires 12/12/2027, Strike Price $4,025.00(f)	7,099	498

TOTAL WARRANTS		2,664,045
(Cost $2,549,895)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Contracts	Fair Value
RIGHTS - 0.02%

A SPAC II Acquisition Corp., Expires 12/31/2049(f)	68,843	$3,783
AI Infrastructure Acquisition Corp., Expires 12/01/2075(f)	12,121	3,419
Broad Capital Acquisition Corp., Expires 03/02/2072(f)(j)	53,360	-
ClimateRock, Expires 06/01/2027(f)	23,557	1,775
Columbus Acquisition Corp., Expires 03/17/2075(f)	5,253	2,310
Crane Harbor Acquisition Corp. II, Expires 05/19/2075(f)	18,951	4,359
Hall Chadwick Acquisition Corp., Expires 01/27/2076(f)	55,633	13,908
Hennessy Capital Investment Corp. VII, Expires 12/30/2075(f)	14,189	4,824
Hennessy Capital Investment Corp. VIII, Expires 03/30/2076(f)	8,101	1,297
Inception Growth Acquisition, Ltd., Expires 01/21/2072(f)	7,394	75
Inflection Point Acquisition Corp. III, Expires 06/16/2075(f)	107,378	37,582
K&F Growth Acquisition Corp. II, Expires 12/30/2075(f)	8,118	974
Mountain Crest Acquisition Corp. V, Expires 12/31/2049(f)	8,917	3,147
RF Acquisition Corp. III, Expires 02/26/2076(f)	5,613	674
Tribeca Strategic Acquisition Corp., Expires 7/20/2076(f)	7,893	1,026
West Enclave Merger Corp., Expires 05/13/2076(f)	6,467	1,035
Yotta Acquisition Corp., Expires 12/31/2049(f)	29,453	2,946

TOTAL RIGHTS		83,134
(Cost $97,278)

	Contracts	Fair Value
OPTIONS - 0.78%(k)
Put Option Contracts - 0.78%

iShares Bitcoin Trust ETF, Expires 01/15/2027, Strike Price $15.00(f)	200	4,000
Russell 2000 Index, Expires 09/18/2026, Strike Price $2,770(f)	9	27,846
Russell 2000 Index, Expires 09/18/2026, Strike Price $2,880(f)	175	1,009,750
Russell 2000 Index, Expires 10/16/2026, Strike Price $2,820(f)	15	99,300
Russell 2000 Index, Expires 10/16/2026, Strike Price $2,870(f)	65	530,400
S&P 500 Index, Expires 10/16/2026, Strike Price $7,250(f)	14	153,860
S&P 500 Index, Expires 10/16/2026, Strike Price $7,340(f)	68	872,440
S&P 500 Index, Expires 10/16/2026, Strike Price $7,385(f)	11	176,748
		2,874,344

TOTAL OPTIONS		2,874,344
(Premiums paid $3,027,899)

	Shares	Fair Value
MONEY MARKET FUNDS - 1.95%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 2.810%(g)(h)	1,976,847	1,976,847
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 3.210%	5,272,923	5,272,923

TOTAL MONEY MARKET FUNDS		7,249,770
(Cost $7,249,770)

Total Investments in Securities - 116.62%		432,542,287
(Cost $422,857,198)

Quarterly Report | July 31, 2026	15

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

INVESTMENT IN AFFILIATED FUND

	Shares	Fair Value

Saba Capital Income & Opportunities Fund II(f)	79,692	$656,662

Total Investment in Affiliated Fund - 0.18%		656,662
(Cost $664,220)

REVERSE REPURCHASE AGREEMENTS

	Maturity	Rate	Amount to be Received	Collateral Value	Fair Value
RBC Capital Markets, LLC, Collateralized by U.S. Treasury Notes, 4.125%, Due 06/30/2031	Open	3.400%	15,479,960	15,442,659	15,471,938
RBC Capital Markets, LLC, Collateralized by U.S. Treasury Notes, 4.375%, Due 05/15/2036	Open	3.440%	18,437,083	18,086,671	18,382,150
RBC Capital Markets, LLC, Collateralized by U.S. Treasury Bonds, 5.000%, Due 05/15/2046	Open	3.410%	3,558,168	3,481,344	3,552,150

Total Reverse Repurchase Agreements - 10.09%					37,406,238

Other Liabilities in Excess of Assets - (26.88%)					(99,704,709)

NET ASSETS - 100.00%					$370,900,478

Amounts above are shown as a percentage of net assets as of July 31, 2026.

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
CORPORATE BONDS - (8.59%)
Consumer Discretionary - (1.96%)

Biocon Biologics Global PLC, 6.670%, 10/09/2029(b)	$(944,000)	(946,000)
Biocon Biologics Global PLC, 6.670%, 10/09/2029(e)	(2,136,000)	(2,140,525)
Star Parent Inc., 9.000%, 10/01/2030(b)	(3,969,000)	(4,176,079)
		(7,262,604)
Financials - (0.26%)

Global Auto HO/AAG FH UK, 8.750%, 01/15/2032(b)	(976,000)	(948,112)
		(948,112)
Industrials - (1.75%)

Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 4.375%, 02/01/2029	(696,000)	(607,769)
Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 5.250%, 05/15/2027	(5,908,000)	(5,872,741)
		(6,480,510)
Information Technology - (3.96%)

Gen Digital Inc., 6.250%, 04/01/2033	(1,270,000)	(1,251,089)
Oracle Corp., 4.950%, 02/04/2031	(2,048,000)	(1,956,932)
Oracle Corp., 5.200%, 09/26/2035	(1,024,000)	(919,964)
Oracle Corp., 5.700%, 02/04/2036	(9,216,000)	(8,541,929)
Oracle Corp., 3.850%, 07/15/2036	(2,560,001)	(2,028,283)
		(14,698,197)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Real Estate - (0.66%)

CPI Property Group SA, 1.750%, 01/14/2030(e)	$(2,462,001)	$(2,456,882)
		(2,456,882)

TOTAL CORPORATE BONDS		(31,846,305)
(Proceeds $31,546,022)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (14.20%)
Sovereign - (14.20%)

United States Treasury, 4.125%, 06/30/2031	(31,680,000)	(31,267,913)
United States Treasury, 4.375%, 05/15/2036	(18,440,000)	(17,960,272)
United States Treasury, 5.000%, 05/15/2046	(3,570,000)	(3,454,254)
		(52,682,439)

TOTAL SOVEREIGN DEBT OBLIGATIONS		(52,682,439)
(Proceeds $53,161,588)

	Shares	Fair Value
COMMON STOCK - (10.68%)
Communications - (1.13%)

Alphabet Inc., Class A Common Shares	(550)	(195,872)
Alphabet Inc., Class C Common Shares	(2,949)	(1,051,761)
AT&T Inc.	(29)	(674)
Cogent Communications Holdings Inc.	(933)	(12,596)
DoorDash, Inc.(f)	(228)	(44,724)
Live Nation Entertainment Inc.(f)	(86)	(14,975)
Meta Platforms, Inc.	(1,424)	(792,755)
Netflix, Inc.(f)	(959)	(68,770)
Reddit Inc.(f)	(327)	(45,999)
ROBLOX Corp.(f)	(374)	(13,314)
Spotify Technology S.A.(f)	(90)	(44,995)
Take-Two Interactive Software Inc.(f)	(137)	(33,280)
Tencent Holdings Ltd.(f)	(1,000)	(60,594)
T-Mobile US Inc.	(32)	(5,527)
Uber Technologies Inc.(f)	(15,016)	(1,056,526)
Universal Music Group NV	(40,718)	(677,780)
Zillow Group, Inc.(f)	(2,117)	(72,105)
		(4,192,247)
Consumer Discretionary - (3.75%)

Alibaba Group Holding, Ltd.	(194)	(23,716)
Amazon.com, Inc.(f)	(6,711)	(1,822,573)
Aptiv PLC(f)	(162)	(9,148)
Booking Holdings Inc.	(576)	(111,110)
Empery Digital Inc.	(154)	(437)
Ferrari NV	(22,719)	(8,910,080)
Hilton Worldwide Holdings Inc.	(1,465)	(469,518)
MercadoLibre, Inc.(f)	(60)	(112,677)
Restaurant Brands International Inc.	(10,951)	(810,593)
Sony Corp.(f)	(3,700)	(88,067)
Stellantis NV(f)	(269,659)	(1,543,722)
Tesla, Inc.(f)	(39)	(12,137)
		(13,913,778)

Quarterly Report | July 31, 2026	17

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
Consumer Staples - (0.03%)

Alimentation Couche-Tard Inc.	(704)	$(45,705)
The Estée Lauder Companies Inc.	(777)	(65,190)
		(110,895)
Energy - (0.50%)

Enbridge, Inc.	(2,537)	(138,048)
Enterprise Products Partners LP	(4,770)	(181,498)
Hess Midstream LP	(957)	(39,074)
HighPeak Energy Inc.(f)	(61,243)	(437,887)
MPLX LP	(3,818)	(223,162)
NexGen Energy Ltd.(f)	(5,976)	(54,651)
TC Energy Corp.	(1,365)	(91,919)
Venture Global Inc.	(43,047)	(575,969)
Western Midstream Partners LP	(2,208)	(102,827)
		(1,845,035)
Financials - (0.85%)

Affirm Holdings Inc.(f)	(332)	(23,741)
Allfunds Group PLC	(687)	(7,003)
Ares Capital Corp.	(60,412)	(1,133,329)
Bank of America Corp.	(27)	(1,673)
Block Inc.(f)	(1,201)	(97,569)
Brookfield Corp.	(26,623)	(1,132,276)
CME Group Inc.	(245)	(65,609)
Francisco Partners Management, CVR(c)(f)(j)(l)	(4,954)	-
Intercontinental Exchange, Inc.	(1,037)	(158,122)
Judo Capital Holdings Ltd.(f)	(51,253)	(34,982)
Macquarie Group Ltd.(f)	(182)	(32,412)
Perpetual Ltd.(f)	(3,771)	(50,310)
Robinhood Markets Inc.(f)	(1,044)	(90,369)
Sprott Inc.	(791)	(81,298)
The Progressive Corporation	(343)	(72,517)
Tradeweb Markets Inc.	(1,035)	(104,018)
Visa Inc.	(82)	(30,023)
Zip Co Ltd.(f)	(21,828)	(39,166)
		(3,154,417)
Health Care - (1.14%)

AbbVie Inc.	(202)	(50,690)
Alnylam Pharmaceuticals, Inc.(f)	(25)	(5,138)
Alumis Inc.(f)	(1,436)	(40,567)
ArriVent Biopharma Inc.(f)	(2,252)	(67,155)
Axsome Therapeutics Inc.(f)	(196)	(42,726)
Crinetics Pharmaceuticals Inc.(f)	(955)	(79,762)
CSL Ltd.(f)	(395)	(34,204)
Danaher Corp.	(201)	(39,191)
Elevance Health Inc.	(129)	(48,483)
Eli Lilly and Company	(44)	(50,549)
GE HealthCare Technologies Inc.	(500)	(34,010)
Genmab A/S(f)	(102)	(29,245)
Guardant Health Inc.(f)	(28)	(4,536)
Harmony Biosciences Holdings Inc.(f)	(1,493)	(52,613)
Hyperliquid Strategies Inc., CVR(c)(f)(j)(l)	(674)	-
Insmed Inc.(f)	(146)	(14,396)
Ionis Pharmaceuticals Inc.(f)	(410)	(21,226)
Jazz Pharmaceuticals PLC(f)	(139)	(35,148)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
Johnson & Johnson	(171)	$(43,836)
Koninklijke Philips NV	(107,809)	(2,827,035)
Krystal Biotech Inc.(f)	(141)	(48,098)
Mineralys Therapeutics Inc.(f)	(505)	(12,888)
Monte Rosa Therapeutics Inc.(f)	(1,908)	(31,520)
Natera Inc.(f)	(86)	(23,027)
Neurocrine Biosciences Inc.(f)	(72)	(12,010)
Novo Nordisk A/S, CVR(c)(f)(l)	(810)	(2,451)
PACIRA BIOSCIENCES INC.(f)	(202)	(5,335)
RaySearch Laboratories AB	(787)	(14,811)
Regeneron Pharmaceuticals(f)	(60)	(45,758)
Repligen Corp.(f)	(51)	(7,192)
Revolution Medicines Inc.(f)	(246)	(46,132)
Royalty Pharma PLC	(1,926)	(112,536)
Scholar Rock Holding Corp.(f)	(1,019)	(48,194)
Sharps Technology Inc.	(22,279)	(29,185)
SI-BONE Inc.(f)	(310)	(5,506)
Tandem Diabetes Care Inc.(f)	(57)	(1,112)
Thermo Fisher Scientific Inc.	(23)	(13,209)
Travere Therapeutics Inc.(f)	(243)	(13,581)
Vertex Pharmaceuticals Inc.(f)	(342)	(163,168)
Viridian Therapeutics Inc.(f)	(1,393)	(26,356)
Zymeworks Inc.(f)	(2,218)	(48,663)
		(4,231,242)
Industrials - (1.31%)

AAON Inc.	(125)	(11,132)
Aalberts Industries N.V.	(241)	(11,828)
Advanced Drainage Systems, Inc.	(84)	(11,632)
Alfa Laval AB	(1,127)	(66,705)
Alight Inc.	(3,741)	(63,521)
AMETEK Inc.	(452)	(109,253)
Archer Aviation Inc.(f)	(202,126)	(937,865)
Atkore Inc.	(682)	(49,759)
Atlas Copco AB	(2,162)	(45,659)
Carrier Global Corp.	(188)	(11,620)
CEA Industries Inc.	(4,706)	(12,518)
Clarivate PLC(f)	(32,803)	(64,950)
Clean Harbors Inc.(f)	(24)	(7,509)
CNH Industrial NV	(201,849)	(2,068,952)
Deere & Co.	(148)	(87,715)
Epiroc AB	(2,129)	(54,577)
Equifax Inc.	(196)	(33,834)
GE Vernova Inc.	(6)	(5,942)
Generac Holdings, Inc.(f)	(131)	(25,821)
HEICO Corp.	(240)	(85,526)
IDEX Corp.	(52)	(11,983)
Iveco Group NV	(43,667)	(699,677)
Hubbell Inc.	(16)	(7,561)
nVent Electric plc	(76)	(11,691)
Prysmian S.p.A	(338)	(46,850)
SGS SA	(299)	(35,424)
Sunbelt Rentals Holdings Inc.	(1,707)	(122,767)
TransDigm Group Inc.(f)	(50)	(62,719)
Vertiv Holdings Co	(157)	(37,926)
Waste Connections Inc.	(193)	(32,332)
Xylem Inc.	(116)	(13,569)
		(4,848,817)

Quarterly Report | July 31, 2026	19

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
Information Technology - (0.81%)

Accenture PLC	(136)	$(22,565)
Adobe Inc.(f)	(143)	(35,809)
Amphenol Corp.	(587)	(94,331)
AppLovin Corp.(f)	(4)	(1,584)
ARM Holdings PLC(f)	(4,547)	(1,089,870)
Astera Labs Inc.(f)	(9)	(2,801)
Bentley Systems Inc.	(630)	(22,327)
Broadcom Inc.	(581)	(226,172)
Celestica Inc.(f)	(35)	(11,600)
Ciena Corp.(f)	(19)	(7,164)
Coherent Corp.(f)	(13)	(3,418)
CoreWeave, Inc.(f)	(391)	(28,062)
Corning Inc.	(103)	(14,240)
Credo Technology Group Holding Ltd.(f)	(72)	(14,903)
DigitalOcean Holdings Inc.(f)	(2)	(235)
Everspin Technologies Inc.(f)	(200)	(2,906)
Ibiden Co Ltd(f)	(300)	(31,394)
Intel Corp.(f)	(222)	(20,024)
JFrog Ltd.(f)	(123)	(9,814)
Keyence Corp.(f)	(200)	(102,008)
Klaviyo Inc.(f)	(135)	(2,408)
Littelfuse Inc.	(67)	(29,623)
Marvell Technology Inc.	(72)	(13,504)
Micron Technology Inc.	(65)	(53,497)
MKS Instruments Inc.	(100)	(29,745)
Motorola Solutions Inc.	(82)	(35,732)
Oracle Corp.	(92)	(11,948)
PTC Inc.(f)	(49)	(6,723)
Pure Storage Inc.(f)	(88)	(6,791)
Samsara Inc.(f)	(46)	(1,714)
Seagate Technology Holdings PLC	(24)	(20,547)
SK hynix Inc.(f)	(5,283)	(759,326)
Via Transportation Inc.(f)	(5,821)	(118,399)
Trimble Inc.(f)	(181)	(10,241)
Western Digital Corp.	(323)	(175,983)
		(3,017,408)
Materials - (0.46%)

Agnico Eagle Mines Ltd.	(578)	(83,914)
Alamos Gold Inc.	(3,208)	(89,156)
B2Gold Corp.	(16,076)	(60,205)
Caledonia Mining Corp PLC	(1,001)	(18,408)
Critical Metals Corp.(f)	(22,322)	(122,548)
DSM-Firmenich AG	(648)	(69,777)
Freeport-McMoRan Inc.	(1,193)	(74,718)
GoGold Resources Inc.(f)	(20,515)	(42,439)
Metalla Royalty & Streaming Ltd.(f)	(27,590)	(203,306)
Orezone Gold Corp.(f)	(108,318)	(163,808)
Orla Mining Ltd.	(47,708)	(426,763)
Pantoro Gold Ltd.(f)	(41,854)	(60,079)
Rio Tinto Ltd.(f)	(297)	(35,646)
Teck Resources Ltd.	(2,177)	(131,142)
Vault Minerals Ltd.(f)	(32,732)	(109,862)
		(1,691,771)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
Real Estate - (0.18%)

CoStar Group Inc.(f)	(494)	$(14,207)
Crown Castle Inc.	(80)	(6,104)
Iron Mountain Inc.	(946)	(115,715)
The Howard Hughes Corporation(f)	(8,530)	(545,238)
		(681,264)
Technology - (0.51%)

Advanced Micro Devices, Inc.(f)	(274)	(130,465)
Analog Devices Inc.	(175)	(64,297)
Apple, Inc.	(518)	(160,015)
Arista Networks, Inc.(f)	(138)	(24,888)
ASML Holding NV	(115)	(190,192)
BE Semiconductor Industries NV	(287)	(65,612)
Blackline Inc.(f)	(1,609)	(50,523)
Cloudflare, Inc.(f)	(128)	(35,709)
Crowdstrike Holdings Inc.(f)	(164)	(31,301)
Descartes Systems Group, Inc.(f)	(177)	(13,293)
Doximity Inc.(f)	(780)	(16,310)
Fabrinet(f)	(143)	(62,264)
KLA CORP.	(162)	(29,617)
Lam Research Corp.	(373)	(109,296)
Lumentum Holdings Inc.(f)	(87)	(62,113)
Microsoft Corp.	(630)	(292,774)
Monolithic Power Systems Inc.	(24)	(34,225)
nLight Inc.(f)	(304)	(20,915)
Nordic Semiconductor ASA(f)	(2,040)	(34,160)
NVIDIA Corp.	(1,912)	(383,834)
Palo Alto Networks, Inc.(f)	(114)	(37,970)
Shopify, Inc.(f)	(187)	(21,913)
Snowflake Inc.(f)	(68)	(19,651)
SPS Commerce Inc.(f)	(241)	(17,615)
		(1,908,952)
Utilities - (0.01%)

Clearway Energy Inc.	(26)	(794)
Ormat Technologies Inc.	(237)	(23,030)
		(23,824)

TOTAL COMMON STOCK		(39,619,650)
(Proceeds $40,300,938)

	Shares	Fair Value
CLOSED END FUNDS - (0.20%)
Equity - (0.20%)

abrdn Global Premier Properties	(12,364)	(149,110)
abrdn Standard Global Infrastructure Income Fund(f)	(903)	(21,582)
CBRE Clarion Global Real Estate Inc.	(24,285)	(113,654)
Cohen & Steers Quality Income	(4,712)	(59,277)
iShares MSCI Taiwan ETF(f)	(4,022)	(388,324)
		(731,947)

TOTAL CLOSED END FUNDS		(731,947)
(Proceeds $769,259)

Quarterly Report | July 31, 2026	21

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (27.90%)
Equity - (22.32%)

Health Care Select Sector SPDR Fund	(532)	$(86,477)
iShares Biotechnology ETF	(30,454)	(5,676,930)
iShares Core MSCI Emerging Markets ETF	(28,090)	(2,180,065)
iShares Global Infrastructure ETF	(906)	(60,530)
iShares MSCI ACWI ETF	(10,545)	(1,649,554)
iShares MSCI USA Quality Factor ETF	(176)	(38,600)
State Street Communication Services Select Sector SPDR ETF	(9,166)	(992,128)
State Street Energy Select Sector SPDR ETF	(64)	(3,811)
State Street Financial Select Sector SPDR ETF	(1,147)	(65,310)
State Street SPDR S&P Biotech ETF	(11,000)	(1,617,110)
Utilities Select Sector SPDR Fund	(734)	(32,553)
VanEck Gold Miners ETF	(79,049)	(5,857,531)
VanEck Vectors Junior Gold Miners ETF(f)	(11,321)	(1,079,910)
Vanguard Financials ETF	(466)	(64,881)
Vanguard FTSE Developed Markets ETF	(1,302)	(91,947)
Vanguard FTSE Emerging Markets ETF	(34,897)	(2,050,199)
Vanguard Information Technology ETF	(3,840)	(434,496)
Vanguard Mid-Cap Growth ETF	(470)	(138,895)
Vanguard Total World Stock ETF(g)	(389,148)	(60,652,608)
		(82,773,535)
Real Estate - (5.58%)

Vanguard Real Estate ETF	(209,150)	(20,695,392)
		(20,695,392)

TOTAL EXCHANGE TRADED FUNDS		(103,468,927)
(Proceeds $92,615,691)

	Shares	Fair Value
PREFERRED STOCK - (0.04%)
Technology - (0.04%)

Strategy Inc. Non-Cumulative Preferred Series A	(2,521)	(145,999)
		(145,999)

TOTAL PREFERRED STOCK		(145,999)
(Proceeds $194,437)

Total Securities Sold Short - (61.61%)		$(228,495,267)
(Proceeds $218,587,935)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

(a)	Security is in default as of July 31, 2026 and is therefore non-income producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the “Securities Act”). Total market value of Rule 144A securities amounts to $20,983,206, which represented approximately 5.66% of net assets as of July 31, 2026. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Level 3 investments valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, the aggregate market value of those securities was -$500,121, which represents approximately -0.13% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund.
(h)	A portion or all of the security is owned by BRW SPV II, a wholly-owned subsidiary of the Fund.
(i)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02).

(j)	At July 31, 2026, the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.
(k)	At July 31, 2026, all options held by the Fund are exchange traded listed options.
(l)	Contingent value right, payable upon achievement of specified regulatory milestones.
(m)	A portion or all of the security has been pledged to RBC Capital Markets, LLC as collateral for open repurchase agreements.

Investment Abbreviations:

CIBOR - Copenhagen Interbank Offered Rate

ESTRON - Euro Short-Term Rate

HONIA - Hong Kong Overnight Index Average

OBFR - United States Overnight Bank Funding Rate

RBACOR - RBA Interbank Overnight Cash Rate

SARON - Swiss Average Rate Overnight

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

STIBOR - Stockholm Interbank Offered Rate

Reference Rates:

ESTRON - Euro Short-Term Rate as of July 31, 2026 was 1.868%

OBFR - United States Overnight Bank Funding Rate as of July 31, 2026 was 3.630%

SOFR1M - Secured Overnight Financing Rate 1 Month Cumulative Average as of July 31, 2026 was 3.617%

TSFR1M - CME Term SOFR 1 Month as of July 31, 2026 was 3.657%

TSFR3M - CME Term SOFR 3 Month as of July 31, 2026 was 3.751%

TSFR6M - CME Term SOFR 6 Month as of July 31, 2026 was 3.878%

SONIA - Sterling Overnight Index Average as of July 31, 2026 was 3.731%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCS - Morgan Stanley Capital Services

BARC - Barclays Bank PLC

MSCO – Morgan Stanley & Company

Quarterly Report | July 31, 2026	23

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Eurozone Currency

GBP - Great British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
AEYE Health Inc.(a)	$1,293,010	$1,610,999
BeeHero Ltd.(a)	321,840	412,728
Nemo Enterprises, Inc.(a)	84,210	128,231
Quantalx Neuroscience Ltd.(a)	3,000,000	3,698,147
Real View Imaging Ltd.(a)	2,250,000	2,252,858
Vinesight Technology(a)	317,970	317,970
	$7,267,030	$8,420,933

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	08/05/2026	CAD	$2,853,492	USD	$2,849,949	$3,543
JPM	09/08/2026	EUR	866,106	USD	854,841	11,265
JPM	09/08/2026	GBP	90,235,030	USD	89,975,471	259,559
JPM	08/05/2026	USD	2,961,273	CAD	2,853,493	107,780
JPM	09/28/2026	USD	2,252,425	CHF	2,240,297	12,128
JPM	09/08/2026	USD	40,193,783	EUR	39,713,847	479,936
						$874,211

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	09/08/2026	EUR	$461,923	USD	$465,636	$(3,713)
JPM	09/28/2026	USD	2,133,471	AUD	2,179,134	(45,663)
JPM	10/30/2026	USD	2,860,889	CAD	2,864,733	(3,844)
JPM	09/08/2026	USD	1,375,467	EUR	1,385,769	(10,302)
JPM	09/08/2026	USD	6,584,815	GBP	6,603,788	(18,973)
JPM	09/28/2026	USD	659,926	JPY	669,219	(9,293)
JPM	09/28/2026	USD	2,839,120	SEK	2,896,700	(57,580)
						$(149,368)
						$724,843

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
CBOE VIX, 11/2026	410	11/18/2026	$8,520,462	$(16,242)
CBOE VIX, 12/2026	22	12/16/2026	462,027	(2,045)
CHF/USD, 09/2026	9	09/14/2026	1,423,691	(25,316)
				$(43,603)
Short Position Contracts
CAD/USD, 09/2026	(49)	09/15/2026	$3,525,771	$23,986
E-mini S&P 500, 09/2026	(6)	09/18/2026	2,244,032	(11,743)
EUR/GBP, 09/2026	(10)	09/14/2026	1,448,123	16,118
FTSE 250 Index, 09/2026	(23)	09/18/2026	1,449,327	(31,465)
LONG GILT, 09/2026	(105)	09/28/2026	12,485,802	290,437
SPI 200, 09/2026	(4)	09/17/2026	623,888	(8,369)
US 10YR NOTE (CBT), 09/2026	(5)	09/21/2026	544,993	4,993
				$283,957
				$240,354

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	Broadcom, Inc.	1.00%	USD	06/20/2031	$3,344,000	$9,501	$(18,340)	$(8,839)
Buy	Cigna Holding Co.	(1.00)%	USD	02/20/2031	265,000	(6,640)	6,740	100
Sell	CSC Holdings Ltd.	5.00%	USD	06/20/2028	800,000	(573,522)	298,000	(275,522)
Sell	Exxon Mobil Corp.	1.00%	USD	06/20/2031	2,113,000	59,114	(55,104)	4,010
Sell	Microsoft Corp.	1.00%	USD	06/20/2031	560,000	13,130	(12,068)	1,062
Sell	NVIDIA Corp.	1.00%	USD	12/20/2030	4,406,000	54,991	(79,287)	(24,296)
Sell	Oracle Corp.	1.00%	USD	06/20/2031	2,048,000	(83,756)	89,336	5,580
Sell	Oracle Corp.	1.00%	USD	06/20/2033	2,229,000	(168,441)	175,148	6,707
Buy	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	3,297,000	(105,992)	319,188	213,196
Buy	UnitedHealth Group Inc.	(1.00)%	USD	06/20/2028	263,000	(3,027)	5,056	2,029
						$(804,642)	$728,669	$(75,973)

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	Markit CDX High Yield Index, Series 44	5.00%	USD	06/20/2030 $	6,207,320	$527,204	$(454,814)	$72,390
Sell	Markit CDX High Yield Index, Series 46	5.00%	USD	06/20/2031	65,496,420	5,319,328	(5,010,303)	309,025
Sell	Markit CDX Investment Grade Index, Series 46	1.00%	USD	06/20/2031	161,326,000	3,518,538	(3,341,119)	177,419
Buy	Markit iTraxx Europe Subordinated Financials Index, Series 39	(1.00)%	USD	06/20/2028	45,000,000	(764,631)	(2,626,045)	(3,390,676)
						$8,600,439	$(11,432,281)	$(2,831,842)

Quarterly Report | July 31, 2026	25

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	GSI	Amazon.com, Inc.	1.00%	USD	12/20/2030	$3,986,000	$76,268	$(83,344)	$(7,076)
Sell	GSI	Amazon.com, Inc.	1.00%	USD	06/20/2031	779,000	15,015	(16,067)	(1,052)
Sell	BARC	Amazon.com, Inc.	1.00%	USD	12/20/2030	16,581,000	317,258	(394,115)	(76,857)
Sell	BARC	Amazon.com, Inc.	1.00%	USD	06/20/2031	5,667,000	109,231	(128,391)	(19,160)
Sell	JPM	Amazon.com, Inc.	1.00%	USD	12/20/2030	4,649,000	88,953	(108,414)	(19,461)
Sell	BARC	Broadcom, Inc.	1.00%	USD	06/20/2031	3,509,000	9,970	(93,076)	(83,106)
Sell	GSI	Broadcom, Inc.	1.00%	USD	06/20/2031	19,735,000	56,074	(291,117)	(235,043)
Sell	JPM	Broadcom, Inc.	1.00%	USD	06/20/2031	2,197,000	6,242	(58,676)	(52,434)
Sell	GSI	Cigna Holding Co.	1.00%	USD	12/20/2030	2,908,000	72,016	(55,721)	16,295
Sell	MSCS	Cigna Holding Co.	1.00%	USD	12/20/2030	289,000	7,157	(5,438)	1,719
Sell	BARC	CommScope Holding Company, Inc.	5.00%	USD	06/20/2027	5,375,000	262,790	(168,130)	94,660
Buy	BARC	CommScope Holding Company, Inc.	(5.00)%	USD	06/20/2030	5,375,000	(951,977)	103,925	(848,052)
Sell	BARC	Google, LLC	1.00%	USD	12/20/2030	1,274,000	22,884	(28,990)	(6,106)
Sell	MSCS	Google, LLC	1.00%	USD	12/20/2030	1,591,000	28,578	(43,026)	(14,448)
Sell	GSI	Google, LLC	1.00%	USD	12/20/2030	34,464,000	619,052	(979,174)	(360,122)
Sell	JPM	Google, LLC	1.00%	USD	06/20/2031	107,000	1,867	(2,574)	(707)
Sell	BARC	Intel Corp.	1.00%	USD	02/20/2031	1,207,000	12,435	(18,269)	(5,834)
Sell	JPM	Intel Corp.	1.00%	USD	02/20/2031	3,491,000	35,965	(57,207)	(21,242)
Sell	BARC	International Business Machines Corporation	1.00%	USD	12/20/2028	3,675,000	59,065	(81,859)	(22,794)
Sell	BARC	International Business Machines Corporation	1.00%	USD	06/20/2031	7,122,000	118,376	(157,468)	(39,092)
Sell	GSI	International Business Machines Corporation	1.00%	USD	12/20/2030	10,604,000	185,070	(234,723)	(49,653)
Sell	GSI	International Business Machines Corporation	1.00%	USD	06/20/2031	2,190,000	36,401	(48,703)	(12,302)
Sell	BARC	Meta Platforms, Inc.	1.00%	USD	12/20/2030	13,083,000	106,844	(242,668)	(135,824)
Sell	GSI	Meta Platforms, Inc.	1.00%	USD	12/20/2030	10,131,000	82,736	(185,988)	(103,252)
Sell	GSI	Meta Platforms, Inc.	1.00%	USD	06/20/2031	3,584,000	20,043	(47,982)	(27,939)
Sell	MSCS	Meta Platforms, Inc.	1.00%	USD	12/20/2030	9,747,000	79,600	(178,840)	(99,240)
Sell	BARC	Microsoft Corp.	1.00%	USD	06/20/2031	6,306,000	147,849	(172,855)	(25,006)
Sell	BARC	Microsoft Corp.	1.00%	USD	12/20/2030	5,955,000	139,086	(157,389)	(18,303)
Sell	GSI	Microsoft Corp.	1.00%	USD	12/20/2030	3,242,000	75,721	(83,210)	(7,489)
Sell	GSI	Microsoft Corp.	1.00%	USD	06/20/2031	399,000	9,355	(8,981)	374
Sell	JPM	Microsoft Corp.	1.00%	USD	06/20/2031	4,092,000	95,940	(113,156)	(17,216)
Sell	JPM	Microsoft Corp.	1.00%	USD	12/20/2030	5,293,000	123,624	(136,237)	(12,613)
Sell	MS	Microsoft Corp.	1.00%	USD	12/20/2030	5,266,000	122,994	(142,723)	(19,729)
Sell	MS	Microsoft Corp.	1.00%	USD	06/20/2031	2,421,000	56,762	(66,253)	(9,491)
Sell	MSCS	Microsoft Corp.	1.00%	USD	06/20/2031	711,000	16,670	(18,851)	(2,181)
Sell	BARC	NVIDIA Corp.	1.00%	USD	12/20/2030	12,059,000	159,179	(283,740)	(124,561)
Sell	GSI	NVIDIA Corp.	1.00%	USD	12/20/2030	15,252,000	200,407	(383,938)	(183,531)
Sell	MSCS	NVIDIA Corp.	1.00%	USD	12/20/2030	2,559,000	31,939	(54,527)	(22,588)
Sell	BARC	Oracle Corp.	1.00%	USD	12/20/2030	7,034,000	(33,947)	34,647	700
Sell	GSI	Oracle Corp.	1.00%	USD	12/20/2030	13,156,000	(429,359)	101,112	(328,247)
Sell	GSI	Oracle Corp.	1.00%	USD	06/20/2033	5,574,000	(421,215)	426,686	5,471
Sell	JPM	Oracle Corp.	1.00%	USD	06/20/2033	7,499,000	(566,683)	598,808	32,125
Sell	GSI	Pfizer, Inc.	1.00%	USD	12/20/2028	13,579,000	279,176	(376,505)	(97,329)
Sell	BARC	Space Exploration Technologies Corp.	1.00%	USD	06/20/2031	1,001,000	(28,030)	6,985	(21,045)
Sell	GSI	Space Exploration Technologies Corp.	1.00%	USD	06/20/2031	2,668,000	(74,709)	46,079	(28,630)
Sell	MSCS	Space Exploration Technologies Corp.	1.00%	USD	06/20/2031	5,921,000	(165,798)	99,065	(66,733)
Sell	BARC	Thermo Fisher Scientific Inc.	1.00%	USD	12/20/2030	2,102,000	47,353	(41,841)	5,512
Sell	BARC	Thermo Fisher Scientific Inc.	1.00%	USD	06/20/2031	3,094,000	70,123	(63,855)	6,268
Sell	BARC	Thermo Fisher Scientific Inc.	1.00%	USD	06/20/2033	861,000	14,068	(8,286)	5,782
Sell	GSI	Thermo Fisher Scientific Inc.	1.00%	USD	12/20/2030	7,417,000	167,088	(163,496)	3,592
Sell	JPM	Thermo Fisher Scientific Inc.	1.00%	USD	06/20/2031	783,000	17,746	(16,461)	1,285
Buy	BARC	Unisys Corporation	(5.00)%	USD	06/20/2028	286,000	(16,721)	(38,292)	(55,013)
Sell	GSI	UnitedHealth Group Inc.	1.00%	USD	06/20/2029	20,840,000	397,348	(398,695)	(1,347)
Sell	MSCS	UnitedHealth Group Inc.	1.00%	USD	12/20/2027	11,190,000	128,773	(246,111)	(117,338)
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	06/20/2028	3,181,000	36,421	(2,900)	33,521
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	12/20/2027	7,000,000	64,155	4,885	69,040
							$2,143,228	$(5,266,070)	$(3,122,842)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Allianz Technology Trust PLC	GBP	367,489	10/15/2026	SONIA	35 bps	$344,843	$(22,646)
JPM	Amaroq Minerals, Ltd.	GBP	626,903	10/15/2026	SONIA	35 bps	770,842	143,939
JPM	Aquila European Renewables PLC	EUR	15,426	01/15/2027	ESTRON	50 bps	16,089	663
JPM	Baillie Gifford UK Growth Trust PLC	GBP	5,035,085	10/15/2026	SONIA	35 bps	5,200,558	165,473
JPM	Baker Steel Resources Trust, Ltd.	GBP	594,356	10/15/2026	SONIA	35 bps	608,507	14,151
JPM	BB Biotech AG	CHF	859,253	10/15/2026	SARON	35 bps	871,187	11,934
JPM	BlackRock Smaller Companies Trust PLC	GBP	1,241,072	10/15/2026	SONIA	35 bps	1,252,715	11,643
JPM	Brown Advisory US Smaller Companies PLC	GBP	361,964	10/15/2026	SONIA	35 bps	356,369	(5,595)
JPM	Cannae Holdings, Inc.	USD	95,926	10/15/2026	OBFR	35 bps	93,862	(2,064)
JPM	Compass Diversified Holdings	USD	232,245	10/15/2026	OBFR	35 bps	240,106	7,861
JPM	Derwent London PLC	GBP	9,362,104	03/15/2027	SONIA	35 bps	9,693,832	331,728
JPM	Edenred SE	EUR	5,144,314	10/15/2026	ESTRON	35 bps	5,968,912	824,598
JPM	EDP Renovaveis SA	EUR	35,811	07/15/2027	ESTRON	35 bps	34,727	(1,084)
JPM	Global Opportunities Trust PLC	GBP	1,083	10/15/2026	SONIA	35 bps	1,046	(37)
JPM	Grainger PLC	GBP	228,737	01/15/2027	SONIA	35 bps	228,345	(392)
JPM	Gresham House Energy Storage Fund PLC	GBP	184,357	10/15/2026	SONIA	35 bps	177,371	(6,986)
JPM	HarbourVest Global Private Equity, Ltd.	GBP	37,755,600	10/15/2026	SONIA	35 bps	37,363,480	(392,120)
JPM	HBM Healthcare Investments AG	CHF	758,576	10/15/2026	SARON	35 bps	761,617	3,041
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	1,158,209	10/15/2026	SONIA	35 bps	1,206,310	48,101
JPM	Impax Environmental Markets PLC	GBP	626,704	10/15/2026	SONIA	35 bps	616,711	(9,993)
JPM	Invesco Perpetual UK Smaller Cos Inv Trust PLC	GBP	1,521	10/15/2026	SONIA	35 bps	1,586	65
JPM	IP Group PLC	GBP	6,631,791	10/15/2026	SONIA	35 bps	6,465,736	(166,055)
JPM	Mercantile Investment Trust PLC	GBP	1,680,813	10/15/2026	SONIA	35 bps	1,711,767	30,954
JPM	Molten Ventures PLC	GBP	9,923,501	10/15/2026	SONIA	35 bps	9,866,609	(56,892)
JPM	Pantheon International PLC	GBP	23,618,491	10/15/2026	SONIA	35 bps	23,708,523	90,032
JPM	Partners Group Private Equity, Ltd.	EUR	545,520	10/15/2026	ESTRON	50 bps	523,101	(22,419)
JPM	Patria Private Equity Trust PLC	GBP	24,690	01/15/2027	SONIA	35 bps	24,610	(80)
JPM	Pengana International Equities, Ltd.	AUD	275,639	10/15/2026	RBACOR	45 bps	237,585	(38,054)
JPM	Polar Capital Technology Trust PLC	GBP	974,982	10/15/2026	SONIA	35 bps	913,727	(61,255)
JPM	Regal Partners Global Investments, Ltd.	AUD	819,978	10/15/2026	RBACOR	45 bps	843,030	23,052
JPM	River & Mercantile UK Micro Cap Inv Co Ltd	GBP	1,086,054	10/15/2026	SONIA	35 bps	1,095,498	9,444
JPM	RM Infrastructure Income PLC	GBP	255,717	10/15/2026	SONIA	35 bps	251,626	(4,091)
JPM	Schroder UK Mid Cap Fund PLC⁽ᶜ⁾	GBP	123,529	10/15/2026	SONIA	35 bps	130,507	6,978
JPM	Schroders Capital Global	GBP	11,893	10/15/2026	SONIA	35 bps	11,858	(35)
JPM	Scottish Oriental Smaller Companies Trust PLC	GBP	122,267	10/15/2026	SONIA	35 bps	115,928	(6,339)
JPM	SDCL Efficiency Income Trust PLC	GBP	6,871,174	10/15/2026	SONIA	35 bps	6,915,792	44,618

Quarterly Report | July 31, 2026	27

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	SK Hynix Inc.	USD	808,028	09/17/2027	OBFR	40 bps	$854,361	$46,333
JPM	Snap, Inc.	USD	1,494,703	10/15/2026	OBFR	35 bps	1,497,897	3,194
JPM	Syncona Ltd.	GBP	2,027,248	10/15/2026	SONIA	35 bps	2,019,655	(7,593)
JPM	The Gore Street Energy Storage Fund PLC	GBP	1,460,671	10/15/2026	SONIA	35 bps	1,362,898	(97,773)
JPM	The Renewables Infrastructure Group, Ltd.	GBP	71,566	01/15/2027	SONIA	35 bps	75,536	3,970
JPM	Uber Technologies, Inc.	USD	855,013	10/15/2026	OBFR	35 bps	834,610	(20,403)
JPM	UNITE Group PLC	GBP	2,723,856	04/15/2027	SONIA	35 bps	2,796,631	72,775
JPM	Utilico Emerging Markets Trust PLC	GBP	99,832	10/15/2026	SONIA	35 bps	99,486	(346)
JPM	VEF AB	SEK	29,002	10/15/2026	STIBOR	35 bps	27,883	(1,119)
JPM	Vertex, Inc.	USD	22,439	10/15/2026	OBFR	35 bps	23,212	773
JPM	Vietnam Enterprise Investments, Ltd.	GBP	72,076	10/15/2026	SONIA	35 bps	67,469	(4,607)
JPM	VPC Specialty Lending Investments PLC	GBP	225,951	10/15/2026	SONIA	35 bps	220,415	(5,536)
JPM	Weibo Corp.	USD	121,518	10/15/2026	OBFR	35 bps	129,292	7,774
JPM	Workspace Group PLC	GBP	7,597,945	10/15/2026	SONIA	35 bps	7,572,042	(25,903)
Total Long Position Contracts							$136,206,299	$943,677

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	3i Group PLC	GBP	(33,703)	10/15/2026	SONIA	(30) bps	(35,936)	(2,233)
JPM	AIA Group, Ltd.	HKD	(63,958)	11/16/2026	HONIA	(40) bps	(70,010)	(6,052)
JPM	AIB Group PLC	EUR	(178,498)	05/17/2027	ESTRON	(30) bps	(175,503)	2,995
JPM	Air Liquide SA	EUR	(24,865)	02/15/2027	ESTRON	(30) bps	(24,018)	847
JPM	Airbus SE	EUR	(145,696)	02/15/2027	ESTRON	(30) bps	(150,859)	(5,163)
JPM	AJ Bell PLC	GBP	(309,853)	10/15/2026	SONIA	(30) bps	(304,922)	4,931
JPM	Alfa Financial Software Holdings PLC	GBP	(49,367)	10/15/2026	SONIA	(30) bps	(50,351)	(984)
JPM	Applied Nutrition PLC	GBP	(88,151)	05/17/2027	SONIA	(30) bps	(86,284)	1,867
JPM	Argenx SE	EUR	(137,521)	11/16/2026	ESTRON	(30) bps	(134,878)	2,643
JPM	Ashtead Technology Holdings plc	GBP	(17)	10/15/2026	SONIA	(265) bps	(17)	-
JPM	AstraZeneca PLC	GBP	(30,081)	08/16/2027	SONIA	(30) bps	(30,134)	(53)
JPM	Atalaya Mining Copper SA	GBP	(17,540)	03/15/2027	SONIA	(30) bps	(19,536)	(1,996)
JPM	Auction Technology Group PLC	GBP	(2,054)	10/15/2026	SONIA	(30) bps	(2,232)	(178)
JPM	Auto Trader Group PLC	GBP	(197,185)	10/15/2026	SONIA	(30) bps	(206,695)	(9,510)
JPM	Balfour Beatty PLC	GBP	(81,094)	10/15/2026	SONIA	(30) bps	(82,335)	(1,241)
JPM	Bank of Ireland Group PLC	EUR	(79,591)	05/17/2027	ESTRON	(30) bps	(81,460)	(1,869)
JPM	Beazley PLC	GBP	(36,332)	10/15/2026	SONIA	(30) bps	(36,403)	(71)
JPM	Bellway PLC	GBP	(77,889)	10/15/2026	SONIA	(30) bps	(80,942)	(3,053)
JPM	Bloomsbury Publishing PLC	GBP	(83,115)	10/15/2026	SONIA	(70) bps	(78,856)	4,259
JPM	Bodycote PLC	GBP	(106,761)	10/15/2026	SONIA	(30) bps	(117,405)	(10,644)
JPM	Breedon Group PLC	GBP	(10,344)	02/15/2027	SONIA	(30) bps	(11,630)	(1,286)
JPM	Bunzl PLC	GBP	(128,268)	10/15/2026	SONIA	(30) bps	(133,608)	(5,340)
JPM	Burberry Group PLC	GBP	(96,782)	08/16/2027	SONIA	(30) bps	(106,366)	(9,584)
JPM	Bytes Technology Group PLC	GBP	(16,736)	10/15/2026	SONIA	(105) bps	(16,070)	666

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	CaixaBank SA	EUR	(151,578)	02/15/2027	ESTRON	(30) bps	$(153,471)	$(1,893)
JPM	Carnival PLC	USD	(5,804)	06/15/2027	OBFR	(35) bps	(6,090)	(286)
JPM	Cellnex Telecom SA	EUR	(49,245)	03/15/2027	ESTRON	(30) bps	(53,078)	(3,833)
JPM	Central Asia Metals PLC	GBP	(2,112)	10/15/2026	SONIA	(30) bps	(2,273)	(161)
JPM	Cerillion PLC	GBP	(28,175)	05/17/2027	SONIA	(85) bps	(26,565)	1,610
JPM	Chemring Group PLC	GBP	(39,778)	10/15/2026	SONIA	(30) bps	(43,660)	(3,882)
JPM	Computacenter PLC	GBP	(54,598)	10/15/2026	SONIA	(30) bps	(55,029)	(431)
JPM	Costain Group PLC	GBP	(14,670)	02/15/2027	SONIA	(30) bps	(14,810)	(140)
JPM	Craneware PLC	GBP	(12,172)	10/15/2026	SONIA	(30) bps	(12,299)	(127)
JPM	Cranswick PLC	GBP	(46,459)	10/15/2026	SONIA	(30) bps	(44,705)	1,754
JPM	CVS Group PLC	GBP	(37,740)	10/15/2026	SONIA	(30) bps	(37,831)	(91)
JPM	DFS Furniture PLC	GBP	(32,299)	11/16/2026	SONIA	(30) bps	(32,529)	(230)
JPM	Diageo PLC	GBP	(83,440)	10/15/2026	SONIA	(30) bps	(88,160)	(4,720)
JPM	Diploma PLC	GBP	(159,949)	10/15/2026	SONIA	(30) bps	(172,054)	(12,105)
JPM	DiscoverIE Group PLC	GBP	(106,225)	10/15/2026	SONIA	(30) bps	(123,982)	(17,757)
JPM	Dunelm Group PLC	GBP	(8,053)	10/15/2026	SONIA	(30) bps	(8,660)	(607)
JPM	Elementis PLC	GBP	(24,749)	10/15/2026	SONIA	(30) bps	(27,827)	(3,078)
JPM	Entain PLC	GBP	(50,668)	02/15/2027	SONIA	(30) bps	(49,143)	1,525
JPM	Everplay Group PLC	GBP	(33,631)	02/15/2027	SONIA	(30) bps	(35,287)	(1,656)
JPM	Experian PLC	GBP	(183,339)	10/15/2026	SONIA	(30) bps	(191,507)	(8,168)
JPM	Forterra PLC	GBP	(27,737)	10/15/2026	SONIA	(30) bps	(29,114)	(1,377)
JPM	FRP Advisory Group PLC	GBP	(39,542)	05/17/2027	SONIA	(135) bps	(40,987)	(1,445)
JPM	Future PLC	GBP	(29,512)	10/15/2026	SONIA	(30) bps	(28,380)	1,132
JPM	Games Workshop Group PLC	GBP	(436,295)	10/15/2026	SONIA	(30) bps	(412,560)	23,735
JPM	Gamma Communications PLC	GBP	(6,557)	10/15/2026	SONIA	(30) bps	(6,711)	(154)
JPM	GB Group PLC	GBP	(84,859)	10/15/2026	SONIA	(30) bps	(85,052)	(193)
JPM	Genuit Group PLC	GBP	(28,673)	11/16/2026	SONIA	(30) bps	(30,070)	(1,397)
JPM	Genus PLC	GBP	(164,671)	10/15/2026	SONIA	(30) bps	(177,624)	(12,953)
JPM	Grafton Group PLC	GBP	(40,499)	10/15/2026	SONIA	(30) bps	(43,718)	(3,219)
JPM	Great Portland Estates PLC	GBP	(24,799)	02/15/2027	SONIA	(30) bps	(25,607)	(808)
JPM	Greencore Group PLC	GBP	(63,553)	02/15/2027	SONIA	(30) bps	(80,414)	(16,861)
JPM	Haleon PLC	GBP	(61,909)	04/15/2027	SONIA	(30) bps	(61,621)	288
JPM	Halma PLC	GBP	(84,137)	10/15/2026	SONIA	(30) bps	(82,638)	1,499
JPM	Harbour Energy PLC	GBP	(824)	03/15/2027	SONIA	(30) bps	(881)	(57)
JPM	Helical PLC	GBP	(32,851)	10/15/2026	SONIA	(30) bps	(32,906)	(55)
JPM	Helios Towers PLC	GBP	(33,591)	04/15/2027	SONIA	(30) bps	(32,886)	705
JPM	Hill & Smith PLC	GBP	(99,353)	10/15/2026	SONIA	(30) bps	(97,640)	1,713
JPM	Hilton Food Group PLC	GBP	(21,922)	10/15/2026	SONIA	(30) bps	(24,776)	(2,854)
JPM	Hollywood Bowl Group PLC	GBP	(57,598)	10/15/2026	SONIA	(30) bps	(57,098)	500
JPM	Howden Joinery Group PLC	GBP	(218,915)	10/15/2026	SONIA	(30) bps	(217,810)	1,105
JPM	IG Group Holdings PLC	GBP	(92,357)	10/15/2026	SONIA	(30) bps	(76,701)	15,656
JPM	IMI PLC	GBP	(40,002)	10/15/2026	SONIA	(30) bps	(41,825)	(1,823)
JPM	Impax Asset Management Group PLC	GBP	(1,026)	10/15/2026	SONIA	(410) bps	(1,041)	(15)
JPM	Inchcape PLC	GBP	(178,850)	10/15/2026	SONIA	(30) bps	(192,634)	(13,784)

Quarterly Report | July 31, 2026	29

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	IntegraFin Holdings PLC	GBP	(230,606)	10/15/2026	SONIA	(30) bps	$(223,922)	$6,684
JPM	Intermediate Capital Group PLC	GBP	(75,308)	10/15/2026	SONIA	(30) bps	(80,102)	(4,794)
JPM	International Workplace Group PLC	GBP	(44,950)	03/15/2027	SONIA	(30) bps	(46,168)	(1,218)
JPM	Intesa Sanpaolo SpA	EUR	(43,609)	02/15/2027	ESTRON	(30) bps	(45,084)	(1,475)
JPM	Ithaca Energy PLC	GBP	(21,878)	11/16/2026	SONIA	(30) bps	(23,078)	(1,200)
JPM	J D Wetherspoon PLC	GBP	(1,770)	03/15/2027	SONIA	(135) bps	(1,887)	(117)
JPM	JET2 PLC	GBP	(3,936)	10/15/2026	SONIA	(30) bps	(4,068)	(132)
JPM	Johnson Matthey PLC	GBP	(9,331)	04/15/2027	SONIA	(30) bps	(9,611)	(280)
JPM	JTC PLC	GBP	(22,553)	10/15/2026	SONIA	(30) bps	(22,570)	(17)
JPM	Kainos Group PLC	GBP	(169,655)	10/15/2026	SONIA	(30) bps	(189,811)	(20,156)
JPM	Keller Group PLC	GBP	(10,304)	11/16/2026	SONIA	(30) bps	(9,048)	1,256
JPM	Kingspan Group PLC	EUR	(9,720)	02/15/2027	ESTRON	(30) bps	(9,994)	(274)
JPM	Lancashire Holdings, Ltd.	GBP	(157,360)	10/15/2026	SONIA	(30) bps	(146,991)	10,369
JPM	Legal & General Group PLC	GBP	(211,944)	10/15/2026	SONIA	(30) bps	(219,772)	(7,828)
JPM	Lion Finance Group PLC	GBP	(78,455)	04/15/2027	SONIA	(30) bps	(78,863)	(408)
JPM	LondonMetric Property PLC	GBP	(25,302)	10/15/2026	SONIA	(30) bps	(26,321)	(1,019)
JPM	Luceco PLC	GBP	(103,680)	10/15/2026	SONIA	(30) bps	(82,482)	21,198
JPM	Man Group PLC	GBP	(20,159)	10/15/2026	SONIA	(30) bps	(20,079)	80
JPM	Mears Group PLC	GBP	(17,033)	11/16/2026	SONIA	(30) bps	(17,113)	(80)
JPM	Mitie Group PLC	GBP	(21,063)	10/15/2026	SONIA	(30) bps	(28,875)	(7,812)
JPM	MONY Group PLC	GBP	(41,993)	10/15/2026	SONIA	(30) bps	(41,176)	817
JPM	Moonpig Group PLC	GBP	(283,262)	10/15/2026	SONIA	(30) bps	(297,511)	(14,249)
JPM	Morgan Advanced Materials PLC	GBP	(963)	10/15/2026	SONIA	(30) bps	(1,005)	(42)
JPM	Morgan Sindall Group PLC	GBP	(118,106)	10/15/2026	SONIA	(30) bps	(110,335)	7,771
JPM	Mortgage Advice Bureau Holdings, Ltd.	GBP	(31,812)	10/15/2026	SONIA	(30) bps	(31,331)	481
JPM	National Grid PLC	GBP	(566)	09/15/2027	SONIA	(30) bps	(561)	5
JPM	NatWest Group PLC	GBP	(69,933)	02/15/2027	SONIA	(30) bps	(75,357)	(5,424)
JPM	Next Fifteen Communications	GBP	(80)	10/15/2026	SONIA	(175) bps	(87)	(7)
JPM	Novonesis Novozymes B	DKK	(12,846)	02/15/2027	CIBOR	(35) bps	(12,630)	216
JPM	On the Beach Group PLC	GBP	(50,623)	10/15/2026	SONIA	(70) bps	(55,343)	(4,720)
JPM	OSB Group PLC	GBP	(155,332)	10/15/2026	SONIA	(30) bps	(158,464)	(3,132)
JPM	OXB	GBP	(15,936)	04/15/2027	SONIA	(30) bps	(13,646)	2,290
JPM	Oxford Instruments PLC	GBP	(54,793)	10/15/2026	SONIA	(30) bps	(51,512)	3,281
JPM	Pagegroup PLC	GBP	(21,414)	10/15/2026	SONIA	(30) bps	(25,299)	(3,885)
JPM	Pan African Resources PLC	GBP	(31,502)	04/15/2027	SONIA	(30) bps	(31,113)	389
JPM	Paragon Banking Group PLC	GBP	(62,362)	10/15/2026	SONIA	(30) bps	(65,822)	(3,460)
JPM	Plus500, Ltd.	GBP	(71,492)	10/15/2026	SONIA	(30) bps	(66,556)	4,936
JPM	Polar Capital Holdings PLC	GBP	(47,400)	11/16/2026	SONIA	(30) bps	(41,388)	6,012
JPM	Polestar Automotive Holding UK PLC	USD	(334,555)	10/15/2026	OBFR	(900) bps	(355,697)	(21,142)
JPM	Pollen Street Group, Ltd.	GBP	(43,458)	10/15/2026	SONIA	(30) bps	(44,127)	(669)
JPM	Premier Foods PLC	GBP	(78,892)	10/15/2026	SONIA	(30) bps	(76,643)	2,249
JPM	Prudential PLC	GBP	(194,299)	10/15/2026	SONIA	(30) bps	(205,729)	(11,430)
JPM	Quilter PLC	GBP	(44,628)	04/15/2027	SONIA	(30) bps	(42,768)	1,860
JPM	RELX PLC	GBP	(50,697)	10/15/2026	SONIA	(30) bps	(53,336)	(2,639)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Renishaw PLC	GBP	(233,535)	10/15/2026	SONIA	(30) bps	$(239,538)	$(6,003)
JPM	Rightmove PLC	GBP	(88,321)	10/15/2026	SONIA	(30) bps	(93,749)	(5,428)
JPM	Rosebank Industries PLC	GBP	(31,466)	04/15/2027	SONIA	(30) bps	(33,995)	(2,529)
JPM	Rotork PLC	GBP	(53,892)	10/15/2026	SONIA	(30) bps	(90,290)	(36,398)
JPM	Sabre Insurance Group PLC	GBP	(36,820)	11/16/2026	SONIA	(30) bps	(36,619)	201
JPM	Samsung Electronics Co., Ltd.	USD	(271,450)	10/15/2026	OBFR	(80) bps	(255,468)	15,982
JPM	Sanofi SA	EUR	(44,276)	02/15/2027	ESTRON	(30) bps	(42,766)	1,510
JPM	SAP SE	EUR	(34,077)	10/15/2026	ESTRON	(30) bps	(38,184)	(4,107)
JPM	Savills PLC	GBP	(3,720)	10/15/2026	SONIA	(30) bps	(3,794)	(74)
JPM	Schneider Electric SE	EUR	(175,897)	10/15/2026	ESTRON	(30) bps	(189,685)	(13,788)
JPM	Serco Group PLC	GBP	(110,943)	10/15/2026	SONIA	(30) bps	(117,150)	(6,207)
JPM	Shaftesbury Capital PLC	GBP	(5,192)	02/15/2027	SONIA	(30) bps	(5,318)	(126)
JPM	Siemens Energy AG	EUR	(29,017)	02/15/2027	ESTRON	(30) bps	(28,393)	624
JPM	SigmaRoc PLC	GBP	(152,454)	10/15/2026	SONIA	(30) bps	(155,741)	(3,287)
JPM	Sirius Real Estate, Ltd.	GBP	(23,915)	10/15/2026	SONIA	(30) bps	(25,081)	(1,166)
JPM	Softcat PLC	GBP	(307,236)	10/15/2026	SONIA	(30) bps	(310,291)	(3,055)
JPM	Spirax Group PLC	GBP	(102,431)	10/15/2026	SONIA	(30) bps	(108,858)	(6,427)
JPM	SSE PLC	GBP	(32,181)	05/17/2027	SONIA	(30) bps	(30,954)	1,227
JPM	SSP Group PLC	GBP	(54,760)	10/15/2026	SONIA	(30) bps	(56,636)	(1,876)
JPM	St James's Place PLC	GBP	(185,443)	10/15/2026	SONIA	(30) bps	(171,447)	13,996
JPM	TBC Bank Group PLC	GBP	(9,743)	11/16/2026	SONIA	(30) bps	(10,117)	(374)
JPM	Telecom Plus PLC	GBP	(30,838)	10/15/2026	SONIA	(30) bps	(29,992)	846
JPM	Tencent Holdings, Ltd.	HKD	(51,231)	11/16/2026	HONIA	(40) bps	(53,201)	(1,970)
JPM	TP ICAP Group PLC	GBP	(75,435)	03/15/2027	SONIA	(30) bps	(73,883)	1,552
JPM	Trainline PLC	GBP	(95,451)	10/15/2026	SONIA	(30) bps	(98,696)	(3,245)
JPM	Trustpilot Group PLC	GBP	(121,705)	10/15/2026	SONIA	(30) bps	(119,410)	2,295
JPM	Veolia Environnement SA	EUR	(12,953)	11/16/2026	ESTRON	(30) bps	(12,084)	869
JPM	Vesuvius PLC	GBP	(44,539)	10/15/2026	SONIA	(30) bps	(37,216)	7,323
JPM	Victrex PLC	GBP	(7,405)	10/15/2026	SONIA	(30) bps	(8,189)	(784)
JPM	Volex PLC	GBP	(54,233)	02/15/2027	SONIA	(135) bps	(55,096)	(863)
JPM	Volution Group PLC	GBP	(391,049)	10/15/2026	SONIA	(30) bps	(402,761)	(11,712)
JPM	Watches of Switzerland Group PLC	GBP	(216,068)	10/15/2026	SONIA	(30) bps	(210,302)	5,766
JPM	Wilmington PLC	GBP	(28,378)	02/15/2027	SONIA	(155) bps	(28,181)	197
JPM	XP Power, Ltd.	GBP	(4,504)	03/15/2027	SONIA	(30) bps	(3,964)	540
JPM	XPS Pensions Group PLC	GBP	(54,435)	10/15/2026	SONIA	(30) bps	(55,695)	(1,260)
JPM	YouGov PLC	GBP	(36,581)	10/15/2026	SONIA	(30) bps	(37,519)	(938)
JPM	Young & Co's Brewery PLC	GBP	(25,616)	02/15/2027	SONIA	(190) bps	(26,189)	(573)
JPM	Zigup PLC	GBP	(32,423)	11/16/2026	SONIA	(30) bps	(33,660)	(1,237)
Total Short Position Contracts							$(11,569,491)	$(214,201)

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S. dollar equivalent.
(c)	Level 3 investment valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

Quarterly Report | July 31, 2026	31

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements
July 31, 2026 (Unaudited)

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the fair value hierarchy levels as of July 31, 2026. Refer to the Consolidated Schedule of Investments for additional details.

Investments in Securities, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$94,608,904	$-	$94,608,904
Senior Loans	-	20,835,892	12,220,857	33,056,749
Convertible Corporate Bonds	-	1,123,055	-	1,123,055
Sovereign Debt Obligations	-	12,301,226	-	12,301,226
Mortgage-Backed Securities	-	6,306,582	-	6,306,582
Common Stock*	77,797,209	3,735,617	74,933	81,607,759
Closed End Funds**	39,221,805	-	-	45,008,482
Investment Trusts	1,307,819	-	-	1,307,819
Preferred Stock	1,799,112	-	7,430,851	9,229,963
Participation Agreement	-	-	1,012,469	1,012,469
Private Funds**	-	-	-	97,709,000
Unit Trust	14,007,863	-	-	14,007,863
Special Purpose Acquisition Companies	11,383,961	-	9,984,530	21,368,491
Digital Asset Treasury Company	-	-	1,022,632	1,022,632
Digital Assets - Non-Security Tokens*	-	-	-	-
Warrants	1,179,699	137,570	1,346,776	2,664,045
Rights	83,134	-	-	83,134
Options***	2,874,344	-	-	2,874,344
Money Market Funds	7,249,770	-	-	7,249,770
Total	$156,904,716	$139,048,846	$33,093,048	$432,542,287

Investment in Affiliated Fund, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Fund	$656,662	$-	$-	$656,662
Total	$656,662	$-	$-	$656,662

Reverse Repurchase Agreements, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Reverse Repurchase Agreements	$-	$37,406,238	$-	$37,406,238
Total	$-	$37,406,238	$-	$37,406,238

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$31,846,305	$-	$31,846,305
Sovereign Debt Obligations	3,454,254	49,228,185	-	52,682,439
Common Stock*	39,617,199	-	2,451	39,619,650
Closed End Funds	731,947	-	-	731,947
Exchange Traded Funds	103,468,927	-	-	103,468,927
Preferred Stock	145,999	-	-	145,999
Total	$147,418,326	$81,074,490	$2,451	$228,495,267

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement For Future Equity Contracts	$-	$-	$8,420,933	$8,420,933
Forward Foreign Currency Contracts	-	874,211	-	874,211
Futures Contracts	335,534	-	-	335,534
Centrally Cleared Credit Default Swaps	-	9,501,806	-	9,501,806
Over-the-Counter Credit Default Swaps	-	4,831,667	-	4,831,667
Total Return Swaps	-	2,088,368	6,978	2,095,346
Total Assets	$335,534	$17,296,052	$8,427,911	$26,059,497

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements
July 31, 2026 (Unaudited)

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Liabilities
Forward Foreign Currency Contracts	$-	$149,368	$-	$149,368
Futures Contracts	95,180	-	-	95,180
Centrally Cleared Credit Default Swaps	-	1,706,009	-	1,706,009
Over-the-Counter Credit Default Swaps	-	2,688,439	-	2,688,439
Total Return Swaps	-	1,365,870	-	1,365,870
Total Liabilities	$95,180	$5,909,686	$-	$6,004,866

*	The Fund held Level 3 investments that are priced at $0.
**	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.
***	All options held by the Fund are exchange traded listed options.

Quarterly Report | July 31, 2026	33